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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Distributors 0.5%
Genuine Parts Co.	580,000	48,041,400
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	675,500	108,059,735
Media 4.7%
Comcast Corp., Class A	6,657,600	270,365,136
Interpublic Group of Companies, Inc. (The)	2,010,000	40,481,400
Time Warner, Inc.	1,104,283	111,643,011
Walt Disney Co. (The)	749,040	75,802,848
Total		498,292,395
Specialty Retail 3.2%
Home Depot, Inc. (The)	1,671,000	250,432,770
TJX Companies, Inc. (The)	1,146,998	82,927,956
Total		333,360,726
Total Consumer Discretionary		987,754,256
Consumer Staples 10.8%
Beverages 2.4%
Coca-Cola European Partners PLC	1,228,000	52,804,000
PepsiCo, Inc.	1,688,840	195,449,453
Total		248,253,453
Food & Staples Retailing 1.9%
CVS Health Corp.	1,249,868	96,664,791
Wal-Mart Stores, Inc.	1,361,650	106,304,016
Total		202,968,807
Food Products 0.8%
General Mills, Inc.	1,570,000	83,618,200
Household Products 1.8%
Kimberly-Clark Corp.	610,000	75,206,900
Procter & Gamble Co. (The)	1,260,000	116,260,200
Total		191,467,100
Tobacco 3.9%
Altria Group, Inc.	2,355,728	149,353,155
Philip Morris International, Inc.	2,230,000	260,753,900
Total		410,107,055
Total Consumer Staples		1,136,414,615
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	1,220,000	131,296,400
Exxon Mobil Corp.	3,500,000	267,155,000
Suncor Energy, Inc.	2,269,593	71,106,349
Valero Energy Corp.	1,042,000	70,960,200
Total		540,517,949
Total Energy		540,517,949
Financials 16.8%
Banks 9.1%
Bank of America Corp.	4,625,000	110,491,250
BB&T Corp.	1,700,000	78,353,000
JPMorgan Chase & Co.	4,020,000	365,377,800
PNC Financial Services Group, Inc. (The)	1,312,825	164,641,383
U.S. Bancorp	2,162,000	110,802,500
Wells Fargo & Co.	2,501,425	127,747,775
Total		957,413,708
Capital Markets 4.3%
BlackRock, Inc.	320,550	134,313,655
CME Group, Inc.	1,190,000	149,702,000
Northern Trust Corp.	1,036,000	91,686,000
T. Rowe Price Group, Inc.	950,000	80,142,000
Total		455,843,655
Insurance 3.4%
Chubb Ltd.	1,280,000	181,017,600
Marsh & McLennan Companies, Inc.	2,192,000	171,151,360
Total		352,168,960
Total Financials		1,765,426,323
Health Care 11.2%
Biotechnology 1.2%
AbbVie, Inc.	1,600,000	120,480,000
Health Care Equipment & Supplies 0.6%
Medtronic PLC	822,800	66,334,136
Health Care Providers & Services 0.9%
Aetna, Inc.	186,800	29,458,360
UnitedHealth Group, Inc.	338,500	67,327,650
Total		96,786,010

Columbia Dividend Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	760,000	45,964,800
Eli Lilly & Co.	575,000	46,741,750
Johnson & Johnson	2,680,000	354,751,600
Merck & Co., Inc.	3,800,000	242,668,000
Pfizer, Inc.	5,895,000	199,958,400
Total		890,084,550
Total Health Care		1,173,684,696
Industrials 14.8%
Aerospace & Defense 5.6%
Boeing Co. (The)	344,491	82,560,713
General Dynamics Corp.	1,090,000	219,471,500
Lockheed Martin Corp.	732,100	223,576,019
United Technologies Corp.	495,300	59,297,316
Total		584,905,548
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	105,114,116
Industrial Conglomerates 3.5%
3M Co.	700,000	143,024,000
Honeywell International, Inc.	1,640,000	226,762,800
Total		369,786,800
Machinery 3.1%
Cummins, Inc.	478,236	76,221,254
Ingersoll-Rand PLC	1,012,064	86,420,145
Parker-Hannifin Corp.	522,500	84,065,025
Stanley Black & Decker, Inc.	588,000	84,672,000
Total		331,378,424
Road & Rail 1.6%
Union Pacific Corp.	1,552,867	163,516,895
Total Industrials		1,554,701,783
Information Technology 16.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	5,830,000	187,784,300
IT Services 1.2%
Automatic Data Processing, Inc.	1,220,000	129,893,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.1%
Broadcom Ltd.	642,497	161,954,219
Intel Corp.	2,860,000	100,300,200
Lam Research Corp.	850,000	141,083,000
Texas Instruments, Inc.	1,642,500	136,031,850
Total		539,369,269
Software 4.8%
Microsoft Corp.	6,685,000	499,837,450
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	2,066,556	338,915,184
Total Information Technology		1,695,799,603
Materials 2.2%
Chemicals 1.4%
Dow Chemical Co. (The)	1,612,735	107,488,788
LyondellBasell Industries NV, Class A	475,000	43,030,250
Total		150,519,038
Containers & Packaging 0.8%
International Paper Co.	468,398	25,232,600
Sonoco Products Co.	1,146,000	55,305,960
Total		80,538,560
Total Materials		231,057,598
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 3.7%
American Tower Corp.	250,000	37,012,500
AvalonBay Communities, Inc.	111,997	21,025,197
Crown Castle International Corp.	535,362	58,054,655
Digital Realty Trust, Inc.	692,958	82,004,650
Duke Realty Corp.	1,206,500	35,857,180
Equity LifeStyle Properties, Inc.	339,775	30,290,941
Essex Property Trust, Inc.	143,400	38,140,098
Public Storage	439,700	90,287,998
Total		392,673,219
Total Real Estate		392,673,219
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	5,356,733	200,663,218
Total Telecommunication Services		200,663,218

2	Columbia Dividend Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.0%
Electric Utilities 2.8%
American Electric Power Co., Inc.	1,266,345	93,240,982
Eversource Energy	1,049,500	66,118,500
NextEra Energy, Inc.	525,000	79,017,750
PG&E Corp.	848,225	59,698,076
Total		298,075,308
Multi-Utilities 2.2%
CMS Energy Corp.	1,605,000	77,906,700
Dominion Energy, Inc.	705,000	55,532,850
WEC Energy Group, Inc.	1,425,132	92,947,109
Total		226,386,659
Total Utilities		524,461,967
Total Common Stocks (Cost $6,397,195,848)		10,203,155,227

Exchange-Traded Funds 0.8%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	320,594	79,343,809
Total Exchange-Traded Funds (Cost $65,690,345)		79,343,809

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 1.146%(a),(b)	193,862,947	193,862,947
Total Money Market Funds (Cost $193,863,653)		193,862,947
Total Investments (Cost: $6,656,749,846)		10,476,361,983
Other Assets & Liabilities, Net		27,570,788
Net Assets		10,503,932,771

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	261,665,545	106,974,356	(174,776,954)	193,862,947	1,793	—	636,768	193,862,947
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Dividend Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	987,754,256	—	—	—	987,754,256
Consumer Staples	1,136,414,615	—	—	—	1,136,414,615
Energy	540,517,949	—	—	—	540,517,949
Financials	1,765,426,323	—	—	—	1,765,426,323
Health Care	1,173,684,696	—	—	—	1,173,684,696
Industrials	1,554,701,783	—	—	—	1,554,701,783
Information Technology	1,695,799,603	—	—	—	1,695,799,603
Materials	231,057,598	—	—	—	231,057,598
Real Estate	392,673,219	—	—	—	392,673,219
Telecommunication Services	200,663,218	—	—	—	200,663,218
Utilities	524,461,967	—	—	—	524,461,967
Total Common Stocks	10,203,155,227	—	—	—	10,203,155,227
Exchange-Traded Funds	79,343,809	—	—	—	79,343,809
Money Market Funds	—	—	—	193,862,947	193,862,947
Total Investments	10,282,499,036	—	—	193,862,947	10,476,361,983
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Dividend Income Fund | Quarterly Report 2017

Portfolio of Investments
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b),(c)
Revenue Bonds
Allina Health Systems
VRDN Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.810%	2,300,000	2,300,000
New York 0.6%
New York City Transitional Finance Authority Future Tax Secured(a),(b),(c)
Revenue Bonds
VRDN Subordinated Series 2015 (Royal Bank of Canada)
08/01/2041	0.820%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b),(c)
Revenue Bonds
2nd General Resolution
VRDN Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.840%	3,000,000	3,000,000
Total			5,000,000
Total Floating Rate Notes (Cost $7,300,000)			7,300,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.0%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	4,215,000	5,219,139
State of Alabama Docks Department(d)
Refunding Revenue Bonds
Docks Facilities
Series 2017A (AGM) AMT
10/01/2032	5.000%	2,500,000	2,913,275
Total			8,132,414
Arizona 1.6%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,304,184
02/15/2046	5.000%	1,500,000	1,608,915
Maricopa County Industrial Development Authority(e)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,595,144
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,924,288
Surprise Municipal Property Corp.
Revenue Bonds
Series 2007
04/01/2032	4.900%	2,000,000	2,002,760
Total			12,435,291
California 9.0%
Alameda Corridor Transportation Authority
Refunding Revenue Bonds
2nd Subordinated Lien
Series 2016B
10/01/2035	5.000%	1,000,000	1,155,380
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,036,998
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	7.500%	1,835,000	457,869
California Pollution Control Financing Authority(d),(e)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project
Series 2016 AMT
12/01/2027	7.000%	2,500,000	2,450,725
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,423,950
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,540,875
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,982,567
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	5,000,000	5,487,450

Columbia High Yield Municipal Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,925,538
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	50,000	51,071
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	549,185
City of Los Angeles Department of Airports(d)
Revenue Bonds
Senior Series 2015A AMT
05/15/2027	5.000%	1,250,000	1,510,262
City of Santa Maria Water & Wastewater(g)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,484,588
City of Upland
Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,601,550
Compton Unified School District(g)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,945,505
County of Sacramento Airport System
Revenue Bonds
Subordinated Series 2009D
07/01/2035	6.000%	2,500,000	2,601,400
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,973,869
Empire Union School District(g)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,532,882
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,974,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hesperia Public Financing Authority
Tax Allocation Bonds
Redevelopment & Housing Projects
Series 2007A (SGI)
09/01/2027	5.500%	5,430,000	5,443,629
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	7,201,100
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	2,000,000	2,002,180
Palomar Health
Certificate of Participation
Series 2010
11/01/2041	6.000%	2,500,000	2,709,725
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,072,655
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Ballpark
Series 2016
10/15/2031	5.000%	650,000	777,205
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,421,890
University of California
Refunding Revenue Bonds
Limited Project
Series 2015I
05/15/2027	5.000%	2,000,000	2,469,340
Total			70,783,738
Colorado 3.0%
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,457,657
Colorado Health Facilities Authority(h)
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	555,000	611,810

2	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,826,496
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,007,050
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,018,800
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,447,185
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,691,250
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,531,755
Total			23,592,003
Connecticut 0.9%
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,753,780
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,435,800
Mohegan Tribe of Indians of Connecticut(e),(i)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2003
01/01/2033	5.250%	1,000,000	908,610
Total			7,098,190
Delaware 0.2%
Centerline Equity Issuer Trust(d),(e)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,073,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wilmington(d)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	595,000	595,422
Total			1,668,862
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,013,120
Metropolitan Washington Airports Authority(d)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,672,000
Total			5,685,120
Florida 10.2%
Capital Trust Agency, Inc.(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	2,000,000	2,015,540
Capital Trust Agency, Inc.(f)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/2032	0.000%	1,370,000	1,027,514
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	694,886
01/01/2043	6.375%	2,250,000	2,313,990
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,626,200
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2037	5.000%	1,725,000	2,007,227
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,237,270

Columbia High Yield Municipal Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade(g)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,683,700
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,739,671
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/2030	5.000%	1,310,000	1,564,336
Florida Development Finance Corp.(e)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	6,051,139
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,047,931
Southwest Charter Foundation, Inc. Project
Series 2017A
06/15/2047	6.125%	5,360,000	5,458,088
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,901,537
Series 2012A
06/15/2043	6.125%	5,500,000	5,905,240
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,866,900
Florida Higher Educational Facilities Financial Authority
Refunding Revenue Bonds
Nova Southeastern University
Series 2016
04/01/2035	5.000%	1,190,000	1,342,011
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,961,440
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/2035	6.000%	1,790,000	1,528,499
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	796,238
Orlando Health, Inc.
Series 2016A
10/01/2034	5.000%	2,000,000	2,314,200
Orange County Industrial Development Authority(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	8.000%	5,000,000	2,894,300
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,525,163
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,134,380
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,260,418
St. Johns County Industrial Development Authority(f)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/2049	0.000%	3,206,250	2,048,473
Subordinated Series 2014B
01/01/2049	0.000%	1,186,427	12
Westridge Community Development District(f)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,590,026
Total			80,536,329
Georgia 2.9%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,897,890
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2047	5.000%	500,000	530,265

4	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,116,430
Georgia State Road & Tollway Authority(e)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	5,750,836
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	5,000,000	5,010,800
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,922,660
Total			23,228,881
Guam 0.6%
Guam Department of Education(i)
Certificate of Participation
John F. Kennedy High School
Series 2010A
12/01/2040	6.875%	4,750,000	5,003,460
Hawaii 1.4%
State of Hawaii
Refunding Unlimited General Obligation Bonds
Series 2016FE
10/01/2027	5.000%	4,890,000	6,099,444
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,788,535
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,951,740
Total			10,839,719
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,314,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 11.1%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,518,490
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,989,440
Series 2011A
12/01/2041	5.000%	1,110,000	1,082,350
Series 2016B
12/01/2046	6.500%	1,500,000	1,683,765
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,271,290
Series 2016A
01/01/2040	5.000%	850,000	947,937
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2026	5.000%	1,500,000	1,721,190
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,121,650
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,096,460
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,155,900
Series 2009C
01/01/2040	5.000%	2,500,000	2,538,850
Series 2015A
01/01/2039	5.500%	500,000	540,300
Series 2017A
01/01/2038	6.000%	5,235,000	6,047,943
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,069,850
01/01/2036	5.000%	4,500,000	4,698,135
Series 2007F
01/01/2042	5.500%	1,000,000	1,078,640

Columbia High Yield Municipal Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016C
01/01/2038	5.000%	2,500,000	2,632,075
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,099,630
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	724,000	724,405
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	45,256
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/2034	4.000%	1,500,000	1,590,270
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,820,116
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,298,004
Illinois Finance Authority(f)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	244,240
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/2037	5.000%	3,500,000	4,060,140
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,037,150
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,572,300
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,877,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,140,050
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,699,650
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/2029	5.000%	3,500,000	3,731,735
Series 2016
01/01/2041	5.000%	3,830,000	3,988,639
Village of Annawan
Tax Allocation Bonds
Patriot Renewable Fuels LLC Project
Series 2007
01/01/2018	5.625%	760,000	758,161
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/2028	7.000%	5,240,000	5,379,017
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	632,000	633,776
Total			87,893,914
Indiana 0.4%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,785,400
Iowa 0.5%
Iowa Finance Authority(c),(j)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,138,019	2,341,131
Iowa Finance Authority(f)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	4,159

6	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	1,260,000	1,346,990
Total			3,692,280
Kansas 1.6%
City of Lenexa
Prerefunded 05/15/19 Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/2029	7.125%	500,000	551,655
05/15/2039	7.250%	1,500,000	1,658,130
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	5,410,740
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,865,000	4,867,189
Total			12,487,714
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,085,070
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2038	6.000%	1,150,000	1,172,138
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2035	5.000%	1,000,000	1,140,040
Total			3,397,248
Louisiana 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,664,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,109,590
Ochsner Clinic Foundation
Series 2016
05/15/2034	5.000%	2,100,000	2,395,407
Louisiana Public Facilities Authority(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,810,000	5,319,139
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	5,000,000	5,313,550
Total			19,801,686
Maryland 1.3%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	6,000,000	6,903,180
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2015
07/01/2034	5.000%	2,750,000	3,166,542
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/2017	8.500%	455,481	455,600
Total			10,525,322
Massachusetts 1.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	1,000,720
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	779,415
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,603,662

Columbia High Yield Municipal Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	32,619
Massachusetts Educational Financing Authority
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,516,455
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/2033	3.500%	2,835,000	2,819,549
Revenue Bonds
Series 2008H (AGM) AMT
01/01/2030	6.350%	1,085,000	1,136,592
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,357,540
Total			15,246,552
Michigan 3.3%
Allen Academy(f)
Refunding Revenue Bonds
Public School Academy
Series 2013
06/01/2033	0.000%	5,750,000	1,840,115
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,529,536
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,570,036
Series 2011C
07/01/2041	5.000%	1,025,000	1,092,927
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	7,000,000	7,313,880
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	4,580,000	4,711,400
Series 2014H1
10/01/2022	5.000%	1,075,000	1,219,018
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	999,880
06/01/2048	6.000%	6,000,000	5,924,700
Total			26,201,492
Minnesota 1.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,647,560
07/01/2050	6.125%	1,500,000	1,560,330
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	2,010,280
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,875,000	1,876,331
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	2,235,000	2,248,030
Minneapolis/St. Paul Housing Finance Board(d)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,603	1,605
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,153,678
Total			13,497,814
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,318,250
Series 1992B
04/01/2022	6.700%	230,000	266,448
Total			2,584,698

8	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 2.7%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/2018	5.250%	400,000	407,592
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,151,500
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,393,212
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	5,351,940
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,715,820
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,173,370
Total			21,193,434
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,293,280
Nebraska 1.3%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,453,850
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2028	5.000%	4,000,000	4,680,720
Total			10,134,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.0%
City of Sparks(e)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,101,050
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,560,698
Total			7,661,748
New Hampshire 0.3%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Pennichuck Water Works, Inc. Project
Series 1988 Escrowed to Maturity AMT
07/01/2018	7.500%	30,000	31,456
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,597,975
Total			2,629,431
New Jersey 3.0%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,325,225
12/01/2024	5.000%	2,095,000	1,948,497
12/01/2025	5.000%	450,000	418,513
12/01/2028	5.000%	270,000	251,105
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	36,288
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	105,930
01/01/2037	0.000%	6,450,000	66,887
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	469,460
Unrefunded Revenue Bonds
Series 2016A
06/15/2030	4.000%	600,000	612,348

Columbia High Yield Municipal Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	538,195
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,024,848
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,591,065
Series 2015WW
06/15/2040	5.250%	375,000	412,403
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,072,780
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/2021	5.000%	1,500,000	1,686,000
Senior Series 2014-1A-1 AMT
12/01/2022	5.000%	1,000,000	1,144,260
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,161,350
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,870,855
Tobacco Settlement Financing Corp.(g)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/2041	0.000%	6,265,000	1,675,887
Total			23,411,896
New York 4.6%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,029,671
Build NYC Resource Corp.(e)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	724,937
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Taxable International Leadership
Series 2016
07/01/2021	5.000%	195,000	193,181
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/2027	5.000%	4,000,000	4,839,640
Glen Cove Local Economic Assistance Corp.(c),(g),(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	1,846,900
Jefferson County Industrial Development Agency(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,522,800
Nassau County Tobacco Settlement Corp.(g)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	365,500
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/2027	5.000%	2,645,000	3,264,988
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,296,520
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	6,000,000	5,927,820
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	120,000	122,006
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	4,685,000	4,732,506
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/2037	6.000%	900,000	900,009
09/15/2042	6.000%	3,400,000	3,400,544
Total			36,167,022

10	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.5%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,032,049	3,111,367
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,127,440
Total			4,238,807
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,944,575
Ohio 1.7%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	6,000,000	5,725,800
County of Hamilton Sales Tax
Refunding Revenue Bonds
Series 2016A
12/01/2031	4.000%	1,250,000	1,370,387
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,658,239
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,509,139
Total			13,263,565
Oregon 0.7%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,316,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Warm Springs Reservation Confederated Tribe(i)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,555,034
Total			5,872,010
Pennsylvania 6.0%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University
Series 2016
03/01/2029	5.000%	1,030,000	1,218,181
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	4,047,040
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein Healthcare
Series 2015
01/15/2046	5.250%	1,250,000	1,347,200
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,851,251
06/30/2042	5.000%	3,700,000	4,127,350
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,579,457
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,209,120
Pennsylvania Housing Finance Agency(d)
Revenue Bonds
Series 2013-115A AMT
10/01/2033	4.200%	4,685,000	4,963,430
Pennsylvania Industrial Development Authority
Prerefunded 07/01/18 Revenue Bonds
Economic Development
Series 2008
07/01/2023	5.500%	295,000	306,564
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	3,000,000	3,409,140

Columbia High Yield Municipal Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,891,228
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,336,647
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,159,626
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance
14th Series 2016
10/01/2037	4.000%	500,000	525,260
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,838,340
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	8,000,000	9,177,760
Total			46,987,594
Puerto Rico 2.0%
Commonwealth of Puerto Rico(f),(i)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	4,000,000	2,315,000
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2012A
07/01/2041	0.000%	2,000,000	1,050,000
Puerto Rico Electric Power Authority(f),(i)
Refunding Revenue Bonds
Series 2010ZZ
07/01/2025	5.250%	2,000,000	1,180,000
Revenue Bonds
Series 2013A
07/01/2043	7.000%	4,570,000	2,696,300
Puerto Rico Highways & Transportation Authority(f),(i)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	760,000	182,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(d),(i)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	5,495,535
Puerto Rico Sales Tax Financing Corp.(f),(i)
Revenue Bonds
Senior Lien
Series 2011C
08/01/2040	5.250%	1,885,000	1,194,619
08/01/2046	5.000%	2,000,000	1,267,500
Total			15,381,354
Rhode Island 0.3%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,682,035
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	769,658
05/01/2048	5.125%	1,500,000	1,544,070
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,474,840
Total			6,788,568
Texas 8.4%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,511,700
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,920,200
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,398,250
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,439,600

12	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,913,490
Deaf Smith County Hospital District
Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,547,560
Deaf Smith County Hospital District(h)
Limited General Obligation Refunding Bonds
Series 2017
03/01/2040	4.000%	1,825,000	1,869,931
Gulf Coast Industrial Development Authority(d)
Revenue Bonds
Citgo Petroleum Project
Series 1998 AMT
04/01/2028	8.000%	875,000	874,808
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	5,000,000	5,046,650
Mission Economic Development Corp.(d),(e)
Revenue Bonds
Senior Lien - Natgasoline Project
Series 2016 AMT
10/01/2031	5.750%	4,500,000	4,707,585
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,478,480
CHF - Collegiate Housing Corpus Christi
Series 2016
04/01/2048	5.000%	1,000,000	1,072,760
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	2,085,000	2,097,906
Pharr Higher Education Finance Authority
Unrefunded Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	586,281
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	1,011,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,299,160
Sanger Industrial Development Corp.(d),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	8.000%	4,950,000	1,397,682
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,781,505
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,300,520
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/2032	5.000%	1,250,000	1,377,800
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,837,325
Total			66,470,913
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,334,660
Virgin Islands, U.S. 0.3%
Virgin Islands Public Finance Authority(i)
Revenue Bonds
Matching Fund Loan Notes
Series 2012A
10/01/2022	4.000%	1,000,000	841,840
Virgin Islands Water & Power Authority - Electric System(i)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	2,170,000	1,482,045
Total			2,323,885

Columbia High Yield Municipal Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.1%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,508,347
City of Chesapeake Expressway Toll Road(g)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,231,301
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,754,025
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	4,777,000
Total			16,270,673
Washington 2.6%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,216,693
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,235,263
12/01/2045	6.250%	2,500,000	2,478,400
Port of Seattle Industrial Development Corp.(d)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,727,675
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,950,000	1,951,657
Washington State Housing Finance Commission(e)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,191,366
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,497,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,100,000	2,065,266
Total			20,363,870
Wisconsin 1.6%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,082,160
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	634,567
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,447,315
Revenue Bonds
North Carolina Charter Educational Foundation Project
Series 2016
06/15/2046	5.000%	4,000,000	3,723,200
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,388,986
Wisconsin Health & Educational Facilities Authority
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	475,000	497,002
Total			12,773,230
Total Municipal Bonds (Cost $752,089,820)			773,619,847

Municipal Preferred Stocks 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.1%
Munimae TE Bond Subsidiary LLC(d),(e)
AMT
06/30/2049	5.800%	1,000,000	1,023,490
Total Municipal Preferred Stocks (Cost $1,000,000)			1,023,490

14	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(k)	302,070	302,070
Total Money Market Funds (Cost $302,070)		302,070
Total Investments (Cost $760,691,890)		782,245,407
Other Assets & Liabilities, Net		6,517,034
Net Assets		$788,762,441
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Variable rate security.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $67,144,302, which represents 8.51% of net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2017, the value of these securities amounted to $18,705,014, which represents 2.37% of net assets.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2017, the value of these securities amounted to $26,172,343, which represents 3.32% of net assets.
(j)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia High Yield Municipal Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	7,300,000	—	7,300,000
Municipal Bonds	—	773,619,847	—	773,619,847
Municipal Preferred Stocks	—	1,023,490	—	1,023,490
Money Market Funds	302,070	—	—	302,070
Total Investments	302,070	781,943,337	—	782,245,407
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
16	Columbia High Yield Municipal Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 9.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	39,130,493	215,217,709
Total Alternative Strategies Funds (Cost $212,872,893)		215,217,709

Common Stocks 7.0%
Issuer	Shares	Value ($)
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexandria Real Estate Equities, Inc.	56,926	6,905,693
American Campus Communities, Inc.	55,507	2,641,578
American Homes 4 Rent, Class A	324,831	7,198,255
American Tower Corp.	34,475	5,104,024
AvalonBay Communities, Inc.	34,725	6,518,924
Boston Properties, Inc.	6,561	791,257
Brixmor Property Group, Inc.	201,006	3,762,832
Coresite Realty Corp.	32,576	3,868,726
Corporate Office Properties Trust	106,983	3,568,953
CubeSmart	134,002	3,303,149
DDR Corp.	164,314	1,590,559
Digital Realty Trust, Inc.	86,913	10,285,284
EPR Properties	62,223	4,334,454
Equinix, Inc.	13,095	6,133,829
Equity LifeStyle Properties, Inc.	98,405	8,772,806
Essex Property Trust, Inc.	34,105	9,070,907
Extra Space Storage, Inc.	42,231	3,278,393
First Industrial Realty Trust, Inc.	156,729	4,855,464
First Potomac Realty Trust	87,175	970,258
Four Corners Property Trust, Inc.	137,758	3,500,431
Getty Realty Corp.	34,639	954,651
Healthcare Trust of America, Inc., Class A	123,673	3,842,520
Highwoods Properties, Inc.	118,979	6,214,273
Host Hotels & Resorts, Inc.	226,222	4,099,143
Invitation Homes, Inc.	312,027	7,220,305
Mack-Cali Realty Corp.	228,912	5,239,796
Outfront Media, Inc.	53,369	1,174,118
Pebblebrook Hotel Trust	51,792	1,739,693
ProLogis, Inc.	63,346	4,013,603
Public Storage	20,477	4,204,747
Ramco-Gershenson Properties Trust	97,546	1,282,730
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	72,641	11,393,741
SL Green Realty Corp.	82,081	7,910,967
Sunstone Hotel Investors, Inc.	156,369	2,470,630
Ventas, Inc.	84,308	5,770,039
Total		163,986,732
Total Real Estate		163,986,732
Total Common Stocks (Cost $162,792,778)		163,986,732

Exchange-Traded Funds 1.1%
	Shares	Value ($)
iShares MSCI Canada ETF	983,839	27,419,593
Total Exchange-Traded Funds (Cost $27,035,274)		27,419,593

Foreign Government Obligations(c),(d) 6.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 1.1%
Kingdom of Belgium Government Bond(e)
06/22/2024	2.600%	EUR	18,986,000	26,396,665
France 0.3%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	4,799,464	7,754,196
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(e)
09/01/2046	3.250%	EUR	15,603,000	18,880,897
Japan 2.3%
Japan Government 20-Year Bond
03/20/2032	1.600%	JPY	237,750,000	2,583,989
06/20/2032	1.500%	JPY	56,250,000	604,029
06/20/2037	0.600%	JPY	170,150,000	1,564,883
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	715,850,000	8,773,305
03/20/2047	0.800%	JPY	3,504,200,000	31,733,450
06/20/2047	0.800%	JPY	836,400,000	7,565,367
Total				52,825,023
Mexico 0.3%
Mexican Bonos
06/10/2021	6.500%	MXN	142,800,000	7,917,985
Poland 0.1%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	10,560,000	2,802,567

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Portugal 0.1%
Portugal Obrigacoes do Tesouro OT(e)
10/15/2025	2.875%	EUR	1,056,000	1,305,264
Spain 1.7%
Spain Government Bond(e)
01/31/2022	5.850%	EUR	19,174,000	28,576,705
01/31/2037	4.200%	EUR	7,501,000	11,523,781
Total				40,100,486
United Kingdom 0.2%
United Kingdom Gilt(e)
01/22/2045	3.500%	GBP	2,068,133	3,699,857
Total Foreign Government Obligations (Cost $154,615,381)				161,682,940

Inflation-Indexed Bonds(c) 12.6%

Australia 0.2%
Australia Government Index-Linked Bond(e)
09/20/2025	3.000%	AUD	4,298,164	4,023,445
Canada 0.2%
Canadian Government Real Return Bond
12/01/2047	1.250%	CAD	4,872,778	4,496,562
France 1.0%
French Republic Government Bond OAT(e)
07/25/2024	0.250%	EUR	10,511,126	13,691,587
07/25/2040	1.800%	EUR	5,934,488	10,293,862
Total				23,985,449
Germany 0.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(e)
04/15/2018	0.750%	EUR	3,177,544	3,799,959
Deutsche Bundesrepublik Inflation-Linked Bond(e)
04/15/2023	0.100%	EUR	4,127,480	5,308,041
04/15/2046	0.100%	EUR	1,517,393	2,079,241
Total				11,187,241
Italy 0.6%
Italy Buoni Poliennali Del Tesoro(e)
09/15/2021	2.100%	EUR	1,516,669	1,990,100
09/15/2024	2.350%	EUR	600,742	804,363
09/15/2026	3.100%	EUR	1,696,992	2,415,068
09/15/2041	2.550%	EUR	5,814,404	8,074,947
Total				13,284,478
Japan 0.3%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	689,171,246	6,529,502
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.1%
New Zealand Government Bond(e)
09/20/2025	2.000%	NZD	3,399,527	2,508,065
Spain 0.1%
Spain Government Inflation-Linked Bond(e)
11/30/2030	1.000%	EUR	2,890,303	3,582,202
Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	22,195,110	3,352,458
United Kingdom 4.2%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2024	0.125%	GBP	7,927,405	11,989,367
03/22/2029	0.125%	GBP	3,925,599	6,400,330
03/22/2034	0.750%	GBP	13,564,305	26,110,694
03/22/2044	0.125%	GBP	9,293,109	19,246,295
03/22/2052	0.250%	GBP	7,981,095	19,502,640
11/22/2065	0.125%	GBP	5,501,460	16,660,354
Total				99,909,680
United States 5.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%		10,598,164	10,620,633
01/15/2021	1.125%		5,734,393	5,974,405
01/15/2022	0.125%		19,508,999	19,629,988
01/15/2024	0.625%		22,640,418	23,264,569
07/15/2024	0.125%		8,045,604	8,019,710
01/15/2025	0.250%		20,276,525	20,231,549
07/15/2026	0.125%		13,368,758	13,139,568
02/15/2042	0.750%		9,138,626	8,942,928
02/15/2043	0.625%		8,563,926	8,114,844
02/15/2045	0.750%		5,914,748	5,727,704
Total				123,665,898
Total Inflation-Indexed Bonds (Cost $287,565,773)				296,524,980

Residential Mortgage-Backed Securities - Agency 4.8%

Federal National Mortgage Association(f)
09/18/2032	2.500%		13,384,328	13,572,545
09/13/2047	3.000%		22,700,000	22,961,581
09/13/2047	3.500%		27,250,000	28,234,619
09/13/2047	4.000%		13,750,000	14,528,808
09/13/2047	4.500%		5,000,000	5,378,906
09/13/2047	5.000%		1,300,000	1,420,453
Government National Mortgage Association(f)
09/21/2047	3.500%		25,000,000	26,088,770
Total Residential Mortgage-Backed Securities - Agency (Cost $111,517,920)				112,185,682

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
U.S. Treasury Obligations 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2021	3.625%	75,030,000	80,337,363
08/15/2027	2.250%	156,947,000	158,744,277
Total U.S. Treasury Obligations (Cost $238,670,514)			239,081,640

Money Market Funds 46.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(a),(g)	1,098,231,580	1,098,231,580
Total Money Market Funds (Cost $1,098,223,033)		1,098,231,580
Total Investments (Cost: $2,293,293,566)		2,314,330,856
Other Assets & Liabilities, Net		36,475,757
Net Assets		2,350,806,613
At August 31, 2017, securities and/or cash totaling $77,925,923 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
231,549,300 EUR	274,138,879 USD	Barclays	10/13/2017	—	(2,079,823)
19,461,000 NOK	2,482,739 USD	Barclays	10/13/2017	—	(27,887)
96,215,740 USD	81,314,000 EUR	Barclays	10/13/2017	784,975	—
27,272,674 USD	22,862,000 EUR	Barclays	10/13/2017	—	(245)
38,540,000 AUD	30,414,303 USD	Citi	10/13/2017	—	(208,599)
51,832,000 CAD	41,362,195 USD	Citi	10/13/2017	—	(161,673)
15,286,002,000 JPY	140,342,198 USD	Citi	10/13/2017	1,045,570	—
1,070,629,000 JPY	9,719,507 USD	Citi	10/13/2017	—	(36,805)
112,017,000 SEK	13,951,455 USD	Citi	10/13/2017	—	(176,976)
6,589,000 SGD	4,841,902 USD	Citi	10/13/2017	—	(18,718)
6,888,272 USD	8,667,000 AUD	Citi	10/13/2017	—	(1,694)
9,504,086 USD	11,863,000 CAD	Citi	10/13/2017	—	(350)
19,145,799 USD	2,101,307,000 JPY	Citi	10/13/2017	2,764	—
50,868,834 USD	5,542,332,000 JPY	Citi	10/13/2017	—	(363,269)
2,835,518 USD	22,464,000 SEK	Citi	10/13/2017	—	(2,189)
1,312,397 USD	1,778,000 SGD	Citi	10/13/2017	—	(790)
29,475,000 CHF	30,714,867 USD	Credit Suisse	10/13/2017	—	(99,878)
42,151,000 DKK	6,707,181 USD	Credit Suisse	10/13/2017	—	(54,538)
3,582,000 NZD	2,582,049 USD	Credit Suisse	10/13/2017	12,017	—
8,053,729 USD	7,701,000 CHF	Credit Suisse	10/13/2017	—	(2,691)
1,613,045 USD	10,055,000 DKK	Credit Suisse	10/13/2017	—	(57)
9,341,000 PLN	2,588,239 USD	HSBC	10/13/2017	—	(30,769)
128,224,000 GBP	164,543,120 USD	Standard Chartered	10/13/2017	—	(1,483,092)
139,799,000 MXN	7,843,550 USD	Standard Chartered	10/13/2017	72,749	—
89,711,541 USD	69,915,000 GBP	Standard Chartered	10/13/2017	815,370	—
13,681,643 USD	10,565,000 GBP	Standard Chartered	10/13/2017	—	(1,935)
Total				2,733,445	(4,751,978)

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	465	09/2017	AUD	59,822,371	—	(836,678)
Australian 3-Year Bond	174	09/2017	AUD	19,400,668	—	(114,333)
Canadian Government 10-Year Bond	150	12/2017	CAD	20,903,799	22,409	—
Euro-Bobl	215	12/2017	EUR	28,573,113	—	(6,871)
Euro-BTP	94	12/2017	EUR	12,913,527	—	(11,352)
Euro-Bund	220	12/2017	EUR	35,815,463	—	(18,713)
Euro-Buxl 30-Year Bond	84	12/2017	EUR	14,203,741	—	(14,145)
Euro-OAT	245	12/2017	EUR	39,356,697	—	(12,326)
Japanese 10-Year Government Bond	61	09/2017	JPY	9,243,174,541	160,208	—
Long Gilt	371	12/2017	GBP	48,087,139	244,527	—
Mini MSCI EAFE Index	2,825	09/2017	USD	273,290,500	3,462,217	—
Mini MSCI Emerging Markets Index	3,088	09/2017	USD	167,709,280	6,585,795	—
S&P 500 E-mini	3,449	09/2017	USD	425,968,745	4,372,373	—
Short Term Euro-BTP	20	12/2017	EUR	2,288,935	—	(511)
TOPIX Index	493	09/2017	JPY	7,991,530,000	—	(87,446)
U.S. Long Bond	75	12/2017	USD	11,828,475	62,539	—
U.S. Long Bond	18	12/2017	USD	2,838,834	—	(37)
U.S. Treasury 10-Year Note	2,187	12/2017	USD	278,980,915	601,657	—
U.S. Treasury 2-Year Note	109	12/2017	USD	23,805,398	—	(542)
U.S. Treasury 5-Year Note	60	12/2017	USD	7,126,204	6,917	—
U.S. Treasury Ultra 10-Year Note	151	12/2017	USD	20,849,917	91,691	—
U.S. Treasury Ultra 10-Year Note	36	12/2017	USD	4,970,841	—	(634)
Total					15,610,333	(1,103,588)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(1,161)	09/2017	EUR	(39,752,640)	217,163	—
FTSE 100 Index	(493)	09/2017	GBP	(36,642,225)	—	(489,509)
Russell 2000 Mini	(673)	09/2017	USD	(47,258,060)	577,777	—
Total					794,940	(489,509)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 27	Barclays	06/20/2022	1.000	Quarterly	1.804	USD	50,000,000	(1,775,109)	101,389	—	(2,256,624)	582,904	—
Markit CDX Emerging Markets Index, Series 27	Barclays	06/20/2022	1.000	Quarterly	1.804	USD	1,500,000	(53,253)	3,041	—	(65,049)	14,837	—
Markit CDX Emerging Markets Index, Series 27	Barclays	06/20/2022	1.000	Quarterly	1.804	USD	3,000,000	(106,507)	6,083	—	(108,674)	8,250	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	41,000,000	(1,455,590)	83,139	—	(1,862,345)	489,894	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	50,000,000	(1,775,109)	101,389	—	(1,970,160)	296,440	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	40,000,000	(1,420,088)	81,111	—	(1,561,281)	222,304	—
4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,000,000	(35,502)	2,028	—	(40,910)	7,436	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,000,000	(35,502)	2,028	—	(40,667)	7,193	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,000,000	(35,502)	2,028	—	(40,454)	6,980	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,700,000	(60,354)	3,447	—	(63,835)	6,928	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,000,000	(35,502)	2,028	—	(39,425)	5,951	—
Markit CDX Emerging Markets Index, Series 27	Citi	06/20/2022	1.000	Quarterly	1.804	USD	1,000,000	(35,502)	2,028	—	(38,917)	5,443	—
Total									389,739	—	(8,088,341)	1,654,560	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 28	Morgan Stanley	06/20/2022	5.000	Quarterly	3.267	USD	323,305,279	3,602,757	23,155,361	—	3,602,757	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2022	1.000	Quarterly	0.582	USD	181,919,283	247,471	3,594,722	—	247,471	—
Total								3,850,228	26,750,083	—	3,850,228	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares	11,294,769	34,950,815	(7,115,091)	39,130,493	—	(1,072,172)	4,680,921	—	215,217,709
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Real Estate Equity Fund, Class Y Shares*	5,587,408	23,895	(5,611,303)	—	102,356	2,116,684	(2,045,900)	279,483	—
Columbia Short-Term Cash Fund, 1.146%	1,241,745,376	1,279,000,127	(1,422,513,923)	1,098,231,580	—	(9,541)	(1,460)	3,723,736	1,098,231,580
Total	1,258,627,553	1,313,974,837	(1,435,240,317)	1,137,362,073	102,356	1,034,971	2,633,561	4,003,219	1,313,449,289

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $256,617,925, which represents 10.92% of net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	215,217,709	—	—	—	215,217,709
Common Stocks
Real Estate	163,986,732	—	—	—	163,986,732
Exchange-Traded Funds	27,419,593	—	—	—	27,419,593
Foreign Government Obligations	—	161,682,940	—	—	161,682,940
Inflation-Indexed Bonds	—	296,524,980	—	—	296,524,980
Residential Mortgage-Backed Securities - Agency	—	112,185,682	—	—	112,185,682
U.S. Treasury Obligations	239,081,640	—	—	—	239,081,640
Money Market Funds	—	—	—	1,098,231,580	1,098,231,580
Total Investments	645,705,674	570,393,602	—	1,098,231,580	2,314,330,856
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,733,445	—	—	2,733,445
Futures Contracts	16,405,273	—	—	—	16,405,273
Swap Contracts	—	5,504,788	—	—	5,504,788
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(4,751,978)	—	—	(4,751,978)
Futures Contracts	(1,593,097)	—	—	—	(1,593,097)
Total	660,517,850	573,879,857	—	1,098,231,580	2,332,629,287
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Money Market Funds 98.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(a),(b)	608,986,186	608,986,186
Total Money Market Funds (Cost $608,984,501)		608,986,186
Total Investments (Cost: $608,984,501)		608,986,186
Other Assets & Liabilities, Net		11,310,347
Net Assets		620,296,533
At August 31, 2017, securities and/or cash totaling $1,350,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,522,000 EUR	18,366,717 USD	Barclays	10/13/2017	—	(149,714)
3,752,000 CAD	2,994,115 USD	Citi	10/13/2017	—	(11,703)
1,264,305,000 JPY	11,607,701 USD	Citi	10/13/2017	86,479	—
6,563,000 AUD	5,175,976 USD	Deutsche Bank	10/13/2017	—	(38,817)
26,548,000 CAD	21,188,395 USD	JPMorgan	10/13/2017	—	(79,849)
1,934,030,000 JPY	17,749,419 USD	Standard Chartered	10/13/2017	125,200	—
Total				211,679	(280,083)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Barclays Backwardation Excess Return Index	Fixed rate of 0.250%	Monthly	Barclays	11/30/2017	USD	(67,870,980)	3,703,302	—	—	3,688,745

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	COTTON NO.2 FUTR Dec17	USD	163	5,777,286	8.1
Long Futures Contracts	Commodity-Related Investment Risk	Low Su Gasoil G Jan18	USD	120	5,745,972	8.0
Long Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Jan18	USD	82	5,657,177	7.9
Long Futures Contracts	Commodity-Related Investment Risk	GASOLINE RBOB FUT Jan18	USD	92	5,595,632	7.8
Long Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Feb18	USD	123	5,520,456	7.7
Long Futures Contracts	Commodity-Related Investment Risk	LEAN HOGS FUTURE Feb18	USD	220	5,420,413	7.6
Short Futures Contracts	Commodity-Related Investment Risk	KC HRW WHEAT FUT Dec17	USD	(236)	(5,073,071)	(7.1)
Short Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Dec17	USD	(239)	(5,129,906)	(7.2)
Short Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Dec17	USD	(107)	(5,139,449)	(7.2)
Short Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Dec17	USD	(303)	(5,228,113)	(7.3)
Short Futures Contracts	Commodity-Related Investment Risk	COCOA FUTURE Dec17	USD	(288)	(5,550,535)	(7.7)
Short Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Oct17	USD	(364)	(5,664,862)	(7.9)

Columbia Alternative Beta Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Barclays Dualis Excess Return Index	Fixed rate of 0.580%	Monthly	Barclays	11/30/2017	USD	(84,471,536)	395,947	—	—	354,176

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	LME ZINC FUTURE Oct17	USD	120	9,299,170	11.0
Long Futures Contracts	Commodity-Related Investment Risk	LME COPPER FUTURE Oct17	USD	53	8,921,206	10.5
Long Futures Contracts	Commodity-Related Investment Risk	PALLADIUM FUTURE Dec17	USD	96	8,914,547	10.5
Long Futures Contracts	Commodity-Related Investment Risk	SOYBEAN OIL FUTR Dec17	USD	413	8,606,187	10.1
Long Futures Contracts	Commodity-Related Investment Risk	Low Su Gasoil G Oct17	USD	171	8,413,377	9.9
Long Futures Contracts	Commodity-Related Investment Risk	LME LEAD FUTURE Oct17	USD	142	8,356,342	9.9
Long Futures Contracts	Commodity-Related Investment Risk	BRENT CRUDE FUTR Nov17	USD	161	8,186,268	9.6
Long Futures Contracts	Commodity-Related Investment Risk	WHITE SUGAR (ICE) Dec17	USD	425	8,095,470	9.5
Long Futures Contracts	Commodity-Related Investment Risk	CATTLE FEEDER FUT Oct17	USD	111	8,041,573	9.5
Long Futures Contracts	Commodity-Related Investment Risk	MILL WHEAT EURO Dec17	USD	831	7,909,043	9.3
Short Futures Contracts	Commodity-Related Investment Risk	KC HRW WHEAT FUT Dec17	USD	(344)	(7,383,225)	(8.7)
Short Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Oct17	USD	(182)	(7,750,048)	(9.1)
Short Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Oct17	USD	(171)	(7,833,862)	(9.2)
Short Futures Contracts	Commodity-Related Investment Risk	SOYBEAN FUTURE Nov17	USD	(175)	(8,147,485)	(9.6)
Short Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Oct17	USD	(523)	(8,150,994)	(9.6)
Short Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Oct17	USD	(121)	(8,452,874)	(10.0)
Short Futures Contracts	Commodity-Related Investment Risk	PLATINUM FUTURE Oct17	USD	(174)	(8,651,399)	(10.2)
Short Futures Contracts	Commodity-Related Investment Risk	COPPER FUTURE Dec17	USD	(115)	(8,929,764)	(10.5)
Short Futures Contracts	Commodity-Related Investment Risk	LME PRI ALUM FUTR Oct17	USD	(176)	(9,127,381)	(10.8)
Short Futures Contracts	Commodity-Related Investment Risk	LME NICKEL FUTURE Oct17	USD	(135)	(9,340,782)	(11.0)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Barclays Hedging Insights Index	Fixed rate of 0.150%	Monthly	Barclays	11/30/2017	USD	(111,745,954)	390,706	—	—	376,332

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	SILVER FUTURE Dec17	USD	84	7,380,171	6.6
Long Futures Contracts	Commodity-Related Investment Risk	GOLD 100 OZ FUTR Dec17	USD	55	7,156,712	6.4
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Oct17	USD	243	7,141,730	6.4
Long Futures Contracts	Commodity-Related Investment Risk	COTTON NO.2 FUTR Dec17	USD	195	6,916,966	6.2
Long Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Oct17	USD	443	6,907,540	6.2
Long Futures Contracts	Commodity-Related Investment Risk	COCOA FUTURE Dec17	USD	339	6,524,377	5.8
Long Futures Contracts	Commodity-Related Investment Risk	SOYBEAN MEAL FUTR Dec17	USD	219	6,519,397	5.8
Long Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Dec17	USD	127	6,064,982	5.4
Short Futures Contracts	Commodity-Related Investment Risk	KC HRW WHEAT FUT Dec17	USD	(278)	(5,973,559)	(5.3)
Short Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Dec17	USD	(280)	(6,019,958)	(5.4)
Short Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Dec17	USD	(357)	(6,156,664)	(5.5)
Short Futures Contracts	Commodity-Related Investment Risk	LEAN HOGS FUTURE Oct17	USD	(252)	(6,202,691)	(5.5)
Short Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Oct17	USD	(139)	(6,387,760)	(5.7)
Short Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Oct17	USD	(155)	(6,577,769)	(5.9)
Short Futures Contracts	Commodity-Related Investment Risk	CATTLE FEEDER FUT Oct17	USD	(94)	(6,789,376)	(6.1)
Short Futures Contracts	Commodity-Related Investment Risk	GASOLINE RBOB FUT Oct17	USD	(107)	(7,340,700)	(6.6)

2	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index	Fixed rate of 0.400%	Monthly	Barclays	11/30/2017	USD	(234,358,570)	403,145	73,971	—	249,122

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Credit Default Swap Contracts Buy Protection	Credit Risk	ITRAXX EUROPE SERIES 27 VERSION 1 5Y SWAP	EUR	(246,277,658)	(293,452,145)	(125.0)
Credit Default Swap Contracts Buy Protection	Credit Risk	CDX INVESTMENT GRADE SERIES 28 VERSION 1 5Y SWAP	USD	(293,452,145)	(293,452,145)	(125.0)
Credit Default Swap Contracts Sell Protection	Credit Risk	CDX HIGH YIELD SERIES 28 VERSION 1 5Y SWAP	USD	117,380,858	117,380,858	50.0
Credit Default Swap Contracts Sell Protection	Credit Risk	ITRAXX EUROPE CROSSOVER SERIES 27 VERSION 1 5Y SWAP	EUR	98,511,063	117,380,858	50.0

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index	Fixed rate of 0.600%	Monthly	Barclays	11/30/2017	USD	(164,287,377)	1,450,496	29,331	—	1,341,436

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Interest Rate Swaps	Interest Rate Risk	BISI USD 10 YR INDEX SWAP - USISDA10	USD	165,737,873	165,737,873	100.0
Interest Rate Swaps	Interest Rate Risk	BISI USD 2 YR INDEX SWAP - USISDA02	USD	(756,967,085)	(756,967,085)	(456.8)
Short Futures Contracts	Interest Rate Risk	90DAY EURO-DOLLAR FUTR Sep17	USD	(2,397)	(591,229,212)	(356.7)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Citi Commodities Liquidity Navigator Index	Fixed rate of 0.290%	Monthly	Citi	11/30/2017	USD	(348,165,857)	(154,709)	—	—	(241,064)

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	LME ZINC FUTURE Mar18	USD	342	26,769,241	7.7
Long Futures Contracts	Commodity-Related Investment Risk	COPPER FUTURE Mar18	USD	342	26,675,540	7.7
Long Futures Contracts	Commodity-Related Investment Risk	SOYBEAN OIL FUTR Mar18	USD	1,222	25,973,583	7.5
Long Futures Contracts	Commodity-Related Investment Risk	SILVER FUTURE Mar18	USD	291	25,729,302	7.4
Long Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Feb18	USD	568	25,529,095	7.3
Long Futures Contracts	Commodity-Related Investment Risk	SOYBEAN FUTURE Mar18	USD	523	25,217,914	7.2
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Mar18	USD	762	24,971,253	7.2
Long Futures Contracts	Commodity-Related Investment Risk	KC HRW WHEAT FUT Mar18	USD	1,030	23,385,969	6.7
Long Futures Contracts	Commodity-Related Investment Risk	BRENT CRUDE FUTR Mar18	USD	439	23,305,472	6.7
Long Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Mar18	USD	1,258	23,294,571	6.7
Long Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Mar18	USD	332	23,290,588	6.7
Long Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Mar18	USD	1,017	23,247,580	6.7
Long Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Mar18	USD	463	23,075,810	6.6
Columbia Alternative Beta Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Mar18	USD	461	22,828,989	6.6
Short Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Jan18	USD	(464)	(22,729,016)	(6.5)
Short Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Dec17	USD	(476)	(23,079,537)	(6.6)
Short Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Dec17	USD	(1,298)	(23,226,625)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Dec17	USD	(1,070)	(23,238,983)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	BRENT CRUDE FUTR Jan18	USD	(439)	(23,254,550)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	KC HRW WHEAT FUT Dec17	USD	(1,072)	(23,386,892)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Jan18	USD	(330)	(23,434,372)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Jan18	USD	(750)	(24,941,016)	(7.2)
Short Futures Contracts	Commodity-Related Investment Risk	SOYBEAN FUTURE Jan18	USD	(528)	(25,186,959)	(7.2)
Short Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Dec17	USD	(582)	(25,421,690)	(7.3)
Short Futures Contracts	Commodity-Related Investment Risk	SILVER FUTURE Dec17	USD	(293)	(25,727,440)	(7.4)
Short Futures Contracts	Commodity-Related Investment Risk	SOYBEAN OIL FUTR Jan18	USD	(1,230)	(25,980,078)	(7.5)
Short Futures Contracts	Commodity-Related Investment Risk	COPPER FUTURE Dec17	USD	(344)	(26,676,468)	(7.7)
Short Futures Contracts	Commodity-Related Investment Risk	LME ZINC FUTURE Jan18	USD	(341)	(26,790,232)	(7.7)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2017	USD	(53,920,262)	(15,054)	171	—	(15,225)

Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	SS&C Technologies Holdings Inc	USD	(7,183)	(278,039)	(0.5)
Common Stocks	United States	Xylem Inc/NY	USD	(4,485)	(278,401)	(0.5)
Common Stocks	United States	DowDuPont Inc	USD	(4,179)	(278,557)	(0.5)
Common Stocks	Japan	Nippon Yusen KK	JPY	(140,714)	(278,717)	(0.5)
Common Stocks	United States	HILTON WORLDWIDE HOLDINGS IN	USD	(4,335)	(278,833)	(0.5)
Common Stocks	United Kingdom	Ashtead Group PLC	GBP	(13,019)	(278,990)	(0.5)
Common Stocks	Japan	Mitsui OSK Lines Ltd	JPY	(87,149)	(279,517)	(0.6)
Common Stocks	United States	Antero Resources Corp	USD	(14,219)	(279,972)	(0.5)
Common Stocks	United Kingdom	BHP Billiton PLC	GBP	(14,763)	(280,874)	(0.5)
Common Stocks	United States	MEDNAX Inc	USD	(6,265)	(280,991)	(0.5)
Common Stocks	Japan	Yamato Holdings Co Ltd	JPY	(13,226)	(281,685)	(0.5)
Common Stocks	United States	DexCom Inc	USD	(3,779)	(281,938)	(0.5)
Common Stocks	United States	Microchip Technology Inc	USD	(3,260)	(283,029)	(0.5)
Common Stocks	United States	ResMed Inc	USD	(3,649)	(283,123)	(0.5)
Common Stocks	Japan	Ricoh Co Ltd	JPY	(28,308)	(283,188)	(0.5)
Common Stocks	United States	Twitter Inc	USD	(16,747)	(283,189)	(0.5)
Common Stocks	Jersey	Glencore PLC	GBP	(61,266)	(283,804)	(0.5)
Common Stocks	United States	Symantec Corp	USD	(9,499)	(284,792)	(0.5)
Common Stocks	Finland	Fortum OYJ	EUR	(15,887)	(284,838)	(0.5)
Common Stocks	United States	MGM Resorts International	USD	(8,645)	(284,943)	(0.5)
Common Stocks	United States	Qorvo Inc	USD	(3,892)	(284,974)	(0.6)
Common Stocks	Sweden	Getinge AB	SEK	(15,364)	(284,979)	(0.6)
Common Stocks	United States	salesforce.com Inc	USD	(3,010)	(287,421)	(0.5)
Common Stocks	United States	Total System Services Inc	USD	(4,158)	(287,423)	(0.5)
Common Stocks	Australia	Sydney Airport	AUD	(49,021)	(287,717)	(0.5)
Common Stocks	United Kingdom	Antofagasta PLC	GBP	(21,637)	(288,565)	(0.6)
Common Stocks	Japan	Keyence Corp	JPY	(555)	(288,607)	(0.6)
Common Stocks	United States	QUINTILES IMS HOLDINGS INC	USD	(3,012)	(289,243)	(0.5)
Common Stocks	Australia	Wesfarmers Ltd	AUD	(8,563)	(289,461)	(0.5)
4	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	BioMarin Pharmaceutical Inc	USD	(3,218)	(290,247)	(0.5)
Common Stocks	United States	Wynn Resorts Ltd	USD	(2,093)	(290,908)	(0.6)
Common Stocks	Denmark	Genmab A/S	DKK	(1,253)	(291,934)	(0.5)
Common Stocks	United States	Workday Inc	USD	(2,688)	(294,803)	(0.6)
Common Stocks	Norway	Norsk Hydro ASA	NOK	(41,213)	(296,651)	(0.6)
Common Stocks	United States	Incyte Corp	USD	(2,160)	(296,788)	(0.6)
Common Stocks	Japan	Recruit Holdings Co Ltd	JPY	(14,939)	(297,387)	(0.6)
Common Stocks	United States	Seattle Genetics Inc	USD	(5,709)	(299,902)	(0.6)
Common Stocks	Australia	Treasury Wine Estates Ltd	AUD	(26,682)	(306,437)	(0.6)
Common Stocks	Bermuda	Marvell Technology Group Ltd	USD	(17,526)	(313,886)	(0.6)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	VMWARE INC-CLASS A	USD	2,800	302,635	0.6
Common Stocks	Denmark	Novozymes A/S	DKK	5,755	292,368	0.6
Common Stocks	Japan	Pola Orbis Holdings Inc	JPY	9,101	292,320	0.6
Common Stocks	Bermuda	Signet Jewelers Ltd	USD	4,628	291,904	0.5
Common Stocks	Japan	Tosoh Corp	JPY	24,774	290,375	0.5
Common Stocks	United States	Red Hat Inc	USD	2,684	288,566	0.5
Common Stocks	Australia	Cochlear Ltd	AUD	2,287	283,367	0.6
Common Stocks	United States	Cadence Design Systems Inc	USD	7,117	279,624	0.5
Common Stocks	Denmark	Novo Nordisk A/S	DKK	5,851	278,683	0.5
Common Stocks	United States	Vertex Pharmaceuticals Inc	USD	1,734	278,370	0.5
Common Stocks	United States	WR Grace & Co	USD	3,889	277,958	0.5

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2017	USD	(144,684,902)	(1,777,339)	10,582	—	(1,787,921)

Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Moody’s Corp	USD	(6,220)	(833,606)	(0.6)
Common Stocks	Japan	SMC Corp/Japan	JPY	(2,437)	(834,957)	(0.6)
Common Stocks	United States	Symantec Corp	USD	(27,870)	(835,548)	(0.6)
Common Stocks	Cayman Islands	Melco Resorts & Entertainment Ltd	USD	(38,073)	(835,702)	(0.6)
Common Stocks	United States	Estee Lauder Cos Inc/The	USD	(7,861)	(841,085)	(0.6)
Common Stocks	United States	Cimarex Energy Co	USD	(8,444)	(841,799)	(0.6)
Common Stocks	Japan	Mitsui OSK Lines Ltd	JPY	(262,660)	(842,442)	(0.6)
Common Stocks	United States	WR Grace & Co	USD	(11,790)	(842,733)	(0.6)
Common Stocks	Denmark	DONG Energy A/S	DKK	(16,226)	(843,460)	(0.6)
Common Stocks	United States	Equinix Inc	USD	(1,802)	(843,871)	(0.6)
Common Stocks	United States	Wynn Resorts Ltd	USD	(6,088)	(846,222)	(0.6)
Common Stocks	United States	Activision Blizzard Inc	USD	(12,912)	(846,538)	(0.6)
Common Stocks	Japan	McDonald’s Holdings Co Japan Ltd	JPY	(19,134)	(849,252)	(0.6)
Common Stocks	United States	Thermo Fisher Scientific Inc	USD	(4,552)	(851,768)	(0.6)
Common Stocks	United States	Agilent Technologies Inc	USD	(13,168)	(852,224)	(0.6)
Common Stocks	Germany	E.ON SE	EUR	(75,794)	(855,610)	(0.6)
Common Stocks	United Kingdom	Worldpay Group PLC	GBP	(159,305)	(855,987)	(0.6)
Common Stocks	Canada	First Quantum Minerals Ltd	USD	(71,464)	(857,856)	(0.6)
Common Stocks	United States	Brown-Forman Corp	USD	(16,178)	(858,085)	(0.6)
Common Stocks	United States	AMERICAN TOWER CORP	USD	(5,796)	(858,110)	(0.6)
Columbia Alternative Beta Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Canada	Goldcorp Inc	USD	(63,212)	(865,170)	(0.6)
Common Stocks	Jersey	Randgold Resources Ltd	GBP	(8,511)	(867,488)	(0.6)
Common Stocks	United States	DXC Technology Co	USD	(10,220)	(868,670)	(0.6)
Common Stocks	Japan	Keyence Corp	JPY	(1,688)	(878,055)	(0.6)
Common Stocks	Japan	Sumitomo Metal Mining Co Ltd	JPY	(51,184)	(881,273)	(0.6)
Common Stocks	Denmark	Novozymes A/S	DKK	(17,395)	(883,697)	(0.6)
Common Stocks	Canada	Franco-Nevada Corp	USD	(10,908)	(888,842)	(0.6)
Common Stocks	Switzerland	Straumann Holding AG	CHF	(1,408)	(900,445)	(0.6)
Common Stocks	Canada	Agnico Eagle Mines Ltd	USD	(17,847)	(911,182)	(0.7)
Common Stocks	Japan	Shiseido Co Ltd	JPY	(22,329)	(924,909)	(0.6)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Denmark	Novo Nordisk A/S	DKK	19,261	917,501	0.6
Common Stocks	United States	Gilead Sciences Inc	USD	10,782	902,595	0.6
Common Stocks	Japan	Tosoh Corp	JPY	75,709	887,372	0.6
Common Stocks	Japan	Daiichi Sankyo Co Ltd	JPY	37,410	883,398	0.6
Common Stocks	Sweden	Boliden AB	SEK	25,045	874,996	0.6
Common Stocks	United Kingdom	Anglo American PLC	GBP	47,819	864,181	0.6
Common Stocks	Cayman Islands	WH Group Ltd	HKD	825,151	862,426	0.6
Common Stocks	United States	Western Digital Corp	USD	9,713	857,336	0.6
Common Stocks	Japan	Sega Sammy Holdings Inc	JPY	59,618	855,864	0.6
Common Stocks	Japan	FUJIFILM Holdings Corp	JPY	21,755	854,295	0.6
Common Stocks	Finland	Neste Oyj	EUR	19,342	851,769	0.6
Common Stocks	Australia	Wesfarmers Ltd	AUD	25,114	848,954	0.6
Common Stocks	Japan	Ricoh Co Ltd	JPY	84,723	847,541	0.6
Common Stocks	Finland	Fortum OYJ	EUR	47,202	846,276	0.6
Common Stocks	United States	HollyFrontier Corp	USD	26,888	841,851	0.6
Common Stocks	Germany	Deutsche Lufthansa AG	EUR	33,571	840,969	0.6
Common Stocks	United States	Iron Mountain Inc	USD	21,249	837,624	0.6
Common Stocks	Australia	Rio Tinto Ltd	AUD	15,471	832,448	0.6
Common Stocks	United States	AbbVie Inc	USD	11,054	832,364	0.6
Limited Partnerships	United States	Plains GP Holdings LP	USD	37,549	844,097	0.6

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2017	USD	(12,005,414)	88,314	1,043	—	87,271

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Australia	Treasury Wine Estates Ltd	AUD	1,764	20,253	0.2
Common Stocks	Canada	Agnico Eagle Mines Ltd	USD	376	19,200	0.2
Common Stocks	Australia	Cochlear Ltd	AUD	155	19,166	0.2
Common Stocks	Australia	Sydney Airport	AUD	3,256	19,112	0.2
Common Stocks	Canada	Fairfax Financial Holdings Ltd	USD	37	19,111	0.2
Common Stocks	Denmark	H Lundbeck A/S	DKK	297	18,895	0.2
Common Stocks	Australia	Rio Tinto Ltd	AUD	347	18,676	0.2
Common Stocks	Australia	Mirvac Group	AUD	10,144	18,666	0.2
Common Stocks	Australia	Wesfarmers Ltd	AUD	551	18,621	0.2
Common Stocks	Canada	Barrick Gold Corp	USD	1,034	18,547	0.2
Common Stocks	United States	Dollar Tree Inc	USD	232	18,481	0.2
6	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Hong Kong	Sun Hung Kai Properties Ltd	HKD	1,107	18,480	0.2
Common Stocks	United States	QUINTILES IMS HOLDINGS INC	USD	192	18,478	0.1
Common Stocks	Australia	Caltex Australia Ltd	AUD	697	18,460	0.2
Common Stocks	Australia	Newcrest Mining Ltd	AUD	1,018	18,453	0.2
Common Stocks	Canada	Goldcorp Inc	USD	1,347	18,432	0.2
Common Stocks	United States	Newmont Mining Corp	USD	481	18,431	0.1
Common Stocks	United States	Crown Castle International Corp	USD	169	18,343	0.2
Common Stocks	Australia	Transurban Group	AUD	1,896	18,287	0.1
Common Stocks	Jersey	Randgold Resources Ltd	GBP	179	18,281	0.1
Common Stocks	Australia	GPT Group/The	AUD	4,605	18,263	0.2
Common Stocks	Denmark	Novo Nordisk A/S	DKK	383	18,238	0.2
Common Stocks	Canada	Franco-Nevada Corp	USD	222	18,120	0.1
Common Stocks	Canada	National Bank of Canada	USD	395	18,095	0.2
Common Stocks	Australia	AMP Ltd	AUD	4,473	18,094	0.2
Common Stocks	United Kingdom	Associated British Foods PLC	GBP	422	18,092	0.2
Common Stocks	Hong Kong	BOC Hong Kong Holdings Ltd	HKD	3,550	18,076	0.1
Common Stocks	Japan	Nitori Holdings Co Ltd	JPY	117	18,072	0.2
Common Stocks	Australia	Amcor Ltd/Australia	AUD	1,414	18,065	0.1
Common Stocks	United States	CBOE Holdings Inc	USD	179	18,032	0.1
Common Stocks	Australia	Stockland	AUD	5,131	18,029	0.1
Common Stocks	Australia	Aristocrat Leisure Ltd	AUD	1,072	18,004	0.1
Common Stocks	Germany	Fresenius SE & Co KGaA	EUR	213	17,995	0.2
Common Stocks	United States	Abbott Laboratories	USD	353	17,973	0.2
Common Stocks	United Kingdom	Fresnillo PLC	GBP	862	17,949	0.1
Common Stocks	United States	American Electric Power Co Inc	USD	244	17,945	0.2
Common Stocks	Japan	Nippon Telegraph & Telephone Corp	JPY	361	17,939	0.1
Common Stocks	United States	Ventas Inc	USD	262	17,921	0.1
Common Stocks	Canada	Hydro One Ltd	CAD	968	17,897	0.1
Common Stocks	United States	Baxter International Inc	USD	288	17,869	0.1
Common Stocks	United States	Sysco Corp	USD	339	17,852	0.1
Common Stocks	United States	National Retail Properties Inc	USD	427	17,845	0.1
Common Stocks	United States	Digital Realty Trust Inc	USD	151	17,843	0.1
Common Stocks	United States	DTE Energy Co	USD	159	17,835	0.2
Common Stocks	United States	Humana Inc	USD	69	17,827	0.1
Common Stocks	United Kingdom	Diageo PLC	GBP	533	17,815	0.1
Common Stocks	Japan	Bandai Namco Holdings Inc	JPY	532	17,803	0.1
Common Stocks	United Kingdom	GlaxoSmithKline PLC	GBP	901	17,798	0.1
Common Stocks	United States	Entergy Corp	USD	225	17,793	0.1
Common Stocks	Australia	LendLease Group	AUD	1,353	17,792	0.1

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Deutsche Bank Haven Plus - USD Excess Return	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2017	USD	(39,645,704)	(254,985)	—	—	(254,985)

Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Foreign Currency	Sweden	Swedish Krona	SEK	(62,597,761)	(7,878,143)	(20.0)
Foreign Currency	European Economic Area	Euro	EUR	(6,617,783)	(7,878,144)	(20.0)
Foreign Currency	Hungary	Hungarian Forint	HUF	(2,023,222,735)	(7,878,144)	(20.0)
Foreign Currency	Japan	Japanese Yen	JPY	(866,083,735)	(7,878,144)	(20.0)
Foreign Currency	Switzerland	Swiss Franc	CHF	(7,554,746)	(7,878,144)	(20.0)

Columbia Alternative Beta Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Foreign Currency	Australia	Australian Dollar	AUD	9,910,240	7,878,144	20.0
Foreign Currency	New Zealand	New Zealand Dollar	NZD	10,972,348	7,878,144	20.0
Foreign Currency	South Africa	South African Rand	ZAR	102,484,803	7,878,144	20.0
Foreign Currency	Turkey	Turkish Lira	TRY	27,207,957	7,878,144	20.0
Foreign Currency	Brazil	Brazilian Real	BRL	24,799,215	7,878,143	20.0

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2017	USD	(161,092,022)	(1,440,745)	—	—	(1,440,745)

Underlying short positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Foreign Currency	Switzerland	Swiss Franc	CHF	(51,032,531)	(53,217,092)	(33.3)
Foreign Currency	Australia	Australian Dollar	AUD	(66,943,962)	(53,217,093)	(33.4)
Foreign Currency	Norway	Norwegian Krone	NOK	(412,855,543)	(53,217,093)	(33.3)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Foreign Currency	European Economic Area	Euro	EUR	44,703,316	53,217,093	33.4
Foreign Currency	United Kingdom	British Pound	GBP	41,154,640	53,217,093	33.3
Foreign Currency	Japan	Japanese Yen	JPY	5,850,421,065	53,217,092	33.3

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs Curve Index RP09	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2017	USD	(233,658,462)	848,475	—	—	842,948

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	LME PRI ALUM FUTR Jan18	USD	344	18,258,068	7.8
Long Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Jul18	USD	645	12,380,586	5.3
Long Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Mar18	USD	737	12,373,453	5.3
Long Futures Contracts	Commodity-Related Investment Risk	COTTON NO.2 FUTR Mar18	USD	343	12,024,048	5.1
Long Futures Contracts	Commodity-Related Investment Risk	COCOA FUTURE Mar18	USD	618	12,001,752	5.1
Long Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE May18	USD	213	10,785,033	4.6
Long Futures Contracts	Commodity-Related Investment Risk	CATTLE FEEDER FUT Jan18	USD	134	9,405,772	4.0
Long Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Jun18	USD	188	9,344,439	4.0
Long Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Jan18	USD	190	9,334,575	4.0
Long Futures Contracts	Commodity-Related Investment Risk	CATTLE FEEDER FUT Nov17	USD	130	9,331,533	4.0
Long Futures Contracts	Commodity-Related Investment Risk	LME COPPER FUTURE Mar18	USD	53	9,028,326	3.8
Long Futures Contracts	Commodity-Related Investment Risk	LME COPPER FUTURE Jan18	USD	53	9,027,393	3.8
Long Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Feb18	USD	200	9,009,216	3.8
Long Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Jun18	USD	209	9,005,382	3.8
Long Futures Contracts	Commodity-Related Investment Risk	LEAN HOGS FUTURE Feb18	USD	337	8,451,166	3.6
Long Futures Contracts	Commodity-Related Investment Risk	LEAN HOGS FUTURE Dec17	USD	360	8,347,027	3.6
Long Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Mar18	USD	335	6,206,071	2.6
Long Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Jul18	USD	357	6,148,799	2.6
8	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Dec17	USD	190	6,147,332	2.6
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Jan18	USD	185	6,137,428	2.6
Long Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Jul18	USD	251	6,063,581	2.6
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Apr18	USD	207	6,063,062	2.6
Long Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) May18	USD	258	6,058,825	2.6
Long Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Mar18	USD	265	6,057,205	2.6
Long Futures Contracts	Commodity-Related Investment Risk	COTTON NO.2 FUTR Dec18	USD	172	6,007,762	2.6
Long Futures Contracts	Commodity-Related Investment Risk	COCOA FUTURE May18	USD	307	5,997,808	2.6
Long Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Mar18	USD	108	5,371,929	2.3
Short Futures Contracts	Commodity-Related Investment Risk	COFFEE ’C’ FUTURE Dec17	USD	(290)	(14,087,190)	(6.0)
Short Futures Contracts	Commodity-Related Investment Risk	LEAN HOGS FUTURE Oct17	USD	(574)	(14,109,627)	(6.0)
Short Futures Contracts	Commodity-Related Investment Risk	LIVE CATTLE FUTR Oct17	USD	(372)	(15,683,641)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	COCOA FUTURE Dec17	USD	(821)	(15,807,936)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	COTTON NO.2 FUTR Dec17	USD	(446)	(15,809,352)	(6.7)
Short Futures Contracts	Commodity-Related Investment Risk	LME COPPER FUTURE Oct17	USD	(94)	(15,834,762)	(6.8)
Short Futures Contracts	Commodity-Related Investment Risk	WHEAT FUTURE(CBT) Dec17	USD	(735)	(15,966,063)	(6.8)
Short Futures Contracts	Commodity-Related Investment Risk	LME PRI ALUM FUTR Oct17	USD	(304)	(16,015,433)	(6.8)
Short Futures Contracts	Commodity-Related Investment Risk	CATTLE FEEDER FUT Oct17	USD	(225)	(16,136,922)	(6.9)
Short Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Oct17	USD	(344)	(16,227,882)	(6.9)
Short Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Oct17	USD	(537)	(16,334,196)	(7.0)
Short Futures Contracts	Commodity-Related Investment Risk	SUGAR #11 (WORLD) Oct17	USD	(1,014)	(16,347,802)	(7.0)
Short Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Dec17	USD	(914)	(16,351,421)	(7.0)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2017	USD	(160,015,077)	988,495	—	—	980,924

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/IDR 1m 29Sep2017	IDR	300,913,469,550	22,479,204	14.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CNH 1m 29Sep2017	CNH	142,249,600	21,522,642	13.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TWD 1m 29Sep2017	TWD	561,738,658	18,652,957	11.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/INR 1m 29Sep2017	INR	1,166,323,627	18,174,676	11.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SGD 1m 29Sep2017	SGD	24,674,764	18,174,676	11.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CLP 1m 29Sep2017	CLP	7,889,280,855	12,535,562	7.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ILS 1m 29Sep2017	ILS	38,499,385	10,744,767	6.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/AUD 1m 29Sep2017	AUD	10,831,116	8,587,768	5.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CAD 1m 29Sep2017	CAD	10,763,393	8,587,768	5.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 29Sep2017	EUR	7,212,419	8,587,768	5.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NOK 1m 29Sep2017	NOK	62,596,000	8,051,033	5.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SEK 1m 29Sep2017	SEK	63,963,140	8,051,033	5.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/KRW 1m 29Sep2017	KRW	8,612,787,537	7,652,495	4.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NZD 1m 29Sep2017	NZD	10,497,507	7,514,297	4.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CZK 1m 29Sep2017	CZK	156,974,889	7,163,178	4.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/HUF 1m 29Sep2017	HUF	1,838,470,547	7,163,178	4.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 1m 29Sep2017	TRY	25,003,732	7,163,178	4.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 1m 29Sep2017	CHF	6,692,998	6,977,561	4.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/MXN 1m 29Sep2017	MXN	117,562,671	6,566,247	4.1
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/PLN 1m 29Sep2017	PLN	23,460,087	6,566,247	4.1
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 29Sep2017	JPY	707,936,526	6,440,826	4.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/BRL 1m 29Sep2017	BRL	18,868,209	5,969,315	3.7
Columbia Alternative Beta Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/RUB 1m 29Sep2017	RUB	350,798,145	5,969,315	3.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 1m 29Sep2017	ZAR	54,559,138	4,178,521	2.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 29Sep2017	GBP	2,912,926	3,757,148	2.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/PHP 1m 29Sep2017	PHP	(761,365,699)	(14,826,709)	(9.2)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2017	USD	(142,498,707)	781,500	—	—	775,984

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NOK 3m 15Oct2017	NOK	86,562,725	11,136,336	7.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Oct2017	TRY	38,689,703	11,037,216	7.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NOK 3m 15Sep2017	NOK	76,646,604	9,854,764	6.9
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Sep2017	TRY	32,529,938	9,356,817	6.5
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 3m 15Nov2017	ZAR	112,850,887	8,583,624	6.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Nov2017	TRY	30,252,032	8,557,467	6.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 3m 15Oct2017	ZAR	69,854,797	5,338,256	3.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SEK 3m 15Sep2017	SEK	39,319,630	4,945,118	3.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NOK 3m 15Nov2017	NOK	33,156,991	4,268,288	3.0
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NZD 3m 15Nov2017	NZD	(5,772,328)	(4,128,444)	(2.9)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/KRW 3m 15Sep2017	KRW	(5,065,169,359)	(4,499,840)	(3.1)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/KRW 3m 15Oct2017	KRW	(5,999,987,128)	(5,331,956)	(3.7)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SGD 3m 15Nov2017	SGD	(11,363,833)	(8,368,786)	(5.8)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/KRW 3m 15Nov2017	KRW	(9,497,352,393)	(8,442,609)	(5.9)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NZD 3m 15Sep2017	NZD	(12,560,252)	(8,993,272)	(6.3)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 3m 15Sep2017	CHF	(8,754,388)	(9,117,795)	(6.4)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/NZD 3m 15Oct2017	NZD	(14,558,804)	(10,418,546)	(7.3)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 3m 15Oct2017	CHF	(10,196,420)	(10,639,358)	(7.4)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2017	USD	(108,837,935)	17,778	—	—	11,692

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/BRL 3m 15Sep2017	BRL	25,146,292	7,973,915	7.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Sep2017	TRY	27,016,596	7,770,976	7.1
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Oct2017	TRY	25,865,581	7,378,811	6.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/BRL 3m 15Oct2017	BRL	23,029,378	7,271,739	6.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TRY 3m 15Nov2017	TRY	25,677,854	7,263,558	6.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/BRL 3m 15Nov2017	BRL	22,993,538	7,225,631	6.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 3m 15Sep2017	ZAR	49,028,897	3,763,863	3.5
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 3m 15Nov2017	ZAR	47,893,784	3,642,880	3.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/ZAR 3m 15Oct2017	ZAR	46,700,666	3,568,833	3.3
10	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/TWD 3m 15Nov2017	TWD	(106,773,148)	(3,552,964)	(3.3)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SEK 3m 15Oct2017	SEK	(29,411,533)	(3,704,938)	(3.4)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/SEK 3m 15Sep2017	SEK	(32,655,535)	(4,106,994)	(3.8)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 3m 15Oct2017	CHF	(6,816,706)	(7,112,827)	(6.5)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 3m 15Nov2017	CHF	(6,847,380)	(7,158,550)	(6.6)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CZK 3m 15Nov2017	CZK	(157,090,422)	(7,193,753)	(6.6)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CZK 3m 15Oct2017	CZK	(160,788,705)	(7,343,903)	(6.7)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CHF 3m 15Sep2017	CHF	(7,270,649)	(7,572,464)	(7.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/CZK 3m 15Sep2017	CZK	(175,675,211)	(8,005,480)	(7.4)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0205	Fixed rate of -0.180%	Monthly	Goldman Sachs International	11/30/2017	USD	(179,819,978)	558,376	—	—	565,337

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Interest Rate Risk	EURO-SCHATZ FUT Sep17	EUR	761	101,621,287	56.3
Long Futures Contracts	Interest Rate Risk	US 2YR NOTE (CBT) Dec17	USD	464	100,331,215	55.6
Long Futures Contracts	Interest Rate Risk	3MO EURO EURIBOR Dec17	EUR	254	75,808,882	42.0
Long Futures Contracts	Interest Rate Risk	3MO EURO EURIBOR Mar18	EUR	254	75,798,955	42.0
Long Futures Contracts	Interest Rate Risk	3MO EURO EURIBOR Sep18	EUR	254	75,750,441	42.0
Long Futures Contracts	Interest Rate Risk	3MO EURO EURIBOR Dec18	EUR	254	75,718,665	42.0
Long Futures Contracts	Interest Rate Risk	90DAY STERLING FU Dec17	GBP	460	73,776,509	40.9
Long Futures Contracts	Interest Rate Risk	90DAY EURO$ FUTR Sep18	USD	298	73,393,168	40.7
Long Futures Contracts	Interest Rate Risk	90DAY EURO$ FUTR Dec18	USD	298	73,326,358	40.7
Long Futures Contracts	Interest Rate Risk	90DAY STERLING FU Mar18	GBP	421	67,538,055	37.5
Long Futures Contracts	Interest Rate Risk	90DAY STERLING FU Sep18	GBP	377	60,398,409	33.5
Long Futures Contracts	Interest Rate Risk	90DAY STERLING FU Dec18	GBP	338	54,158,115	30.0
Long Futures Contracts	Interest Rate Risk	EURO-BOBL FUTURE Sep17	EUR	254	40,281,406	22.3
Long Futures Contracts	Interest Rate Risk	US 5YR NOTE (CBT) Dec17	USD	335	39,719,890	22.0
Long Futures Contracts	Interest Rate Risk	90DAY EURO$ FUTR Mar18	USD	108	26,571,521	14.7
Long Futures Contracts	Interest Rate Risk	EURO-BUND FUTURE Sep17	EUR	103	20,130,745	11.2
Long Futures Contracts	Interest Rate Risk	US 10YR NOTE (CBT)Dec17	USD	156	19,836,151	11.0
Long Futures Contracts	Interest Rate Risk	LONG GILT FUTURE Dec17	GBP	115	18,807,038	10.4
Long Futures Contracts	Interest Rate Risk	JPN 10Y BOND(OSE) Sep17	JPY	12	16,274,163	9.0
Long Futures Contracts	Interest Rate Risk	90DAY EURO$ FUTR Dec17	USD	54	13,294,617	7.4
Long Futures Contracts	Interest Rate Risk	US LONG BOND(CBT) Dec17	USD	81	12,602,778	7.0

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs Curve Index C0210	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2017	USD	(233,290,116)	72,793	—	—	73,796

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Interest Rate Risk	US 5YR NOTE (CBT) Dec17	USD	2,090	247,674,091	106.2
Columbia Alternative Beta Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Interest Rate Risk	EURO-BOBL FUTURE Sep17	EUR	1,498	237,125,759	101.6
Short Futures Contracts	Interest Rate Risk	US LONG BOND(CBT) Dec17	USD	(381)	(59,467,538)	(25.5)
Short Futures Contracts	Interest Rate Risk	EURO-BUND FUTURE Sep17	EUR	(629)	(123,416,108)	(52.9)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2017	USD	(355,192,100)	643,253	—	—	643,253

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Take-Two Interactive Software Inc	USD	16,789	1,641,781	0.5
Common Stocks	United States	Cognex Corp	USD	14,973	1,631,611	0.5
Common Stocks	United States	IAC/InterActiveCorp	USD	14,217	1,613,753	0.4
Common Stocks	United States	VMWARE INC-CLASS A	USD	14,799	1,599,820	0.5
Common Stocks	United States	Square Inc	USD	58,910	1,538,139	0.4
Common Stocks	United States	Arista Networks Inc	USD	8,582	1,511,654	0.4
Common Stocks	United States	Andeavor	USD	15,011	1,503,381	0.4
Common Stocks	United States	CBOE Holdings Inc	USD	14,816	1,494,766	0.4
Common Stocks	United States	Packaging Corp of America	USD	13,185	1,482,123	0.4
Common Stocks	United States	Tiffany & Co	USD	16,164	1,477,438	0.4
Common Stocks	United States	AGNC Investment Corp	USD	68,128	1,467,481	0.4
Common Stocks	United States	Mettler-Toledo International Inc	USD	2,424	1,466,377	0.4
Common Stocks	United States	CenterPoint Energy Inc	USD	49,030	1,452,278	0.4
Common Stocks	United States	Align Technology Inc	USD	8,190	1,447,610	0.4
Common Stocks	United States	Quest Diagnostics Inc	USD	13,256	1,436,266	0.4
Common Stocks	United States	Agilent Technologies Inc	USD	22,140	1,432,920	0.4
Common Stocks	United States	Annaly Capital Management Inc	USD	114,533	1,431,661	0.4
Common Stocks	Switzerland	Swisscom AG	CHF	2,838	1,429,493	0.4
Common Stocks	Germany	Deutsche Lufthansa AG	EUR	56,642	1,420,573	0.4
Common Stocks	United States	Staples Inc	USD	138,911	1,418,977	0.4
Common Stocks	United States	Ameren Corp	USD	23,634	1,417,791	0.4
Common Stocks	United States	IPG Photonics Corp	USD	8,034	1,412,242	0.4
Common Stocks	United States	T-Mobile US Inc	USD	21,735	1,406,501	0.4
Common Stocks	United States	Cadence Design Systems Inc	USD	35,755	1,404,817	0.4
Common Stocks	United States	Clorox Co/The	USD	10,079	1,396,190	0.4
Common Stocks	United States	Johnson & Johnson	USD	(10,698)	(1,416,005)	(0.4)
Common Stocks	Switzerland	Roche Holding AG	CHF	(5,645)	(1,432,116)	(0.4)
Common Stocks	United States	Philip Morris International Inc	USD	(12,626)	(1,476,412)	(0.4)
Common Stocks	United States	Home Depot Inc/The	USD	(9,914)	(1,485,871)	(0.4)
Common Stocks	United States	Visa Inc	USD	(14,410)	(1,491,681)	(0.4)
Common Stocks	United States	Coca-Cola Co/The	USD	(33,197)	(1,512,103)	(0.4)
Common Stocks	United States	Citigroup Inc	USD	(22,550)	(1,534,098)	(0.4)
Common Stocks	United Kingdom	HSBC Holdings PLC	GBP	(158,673)	(1,540,225)	(0.4)
Common Stocks	United States	UnitedHealth Group Inc	USD	(7,835)	(1,558,417)	(0.4)
Common Stocks	United States	Comcast Corp	USD	(38,519)	(1,564,246)	(0.5)
Common Stocks	United States	Verizon Communications Inc	USD	(33,180)	(1,591,635)	(0.4)
Common Stocks	United States	Chevron Corp	USD	(15,407)	(1,658,170)	(0.4)
Common Stocks	United States	General Electric Co	USD	(71,009)	(1,743,283)	(0.5)
Common Stocks	United States	Berkshire Hathaway Inc	USD	(10,087)	(1,827,353)	(0.5)
Common Stocks	United States	Facebook Inc	USD	(10,936)	(1,880,640)	(0.5)
Common Stocks	United States	Bank of America Corp	USD	(81,593)	(1,949,250)	(0.6)
12	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Wells Fargo & Co	USD	(38,783)	(1,980,655)	(0.6)
Common Stocks	Switzerland	Nestle SA	CHF	(25,299)	(2,144,163)	(0.6)
Common Stocks	United States	Alphabet Inc	USD	(2,400)	(2,253,844)	(0.6)
Common Stocks	United States	Alphabet Inc	USD	(2,418)	(2,309,949)	(0.7)
Common Stocks	United States	Exxon Mobil Corp	USD	(31,535)	(2,407,056)	(0.7)
Common Stocks	United States	JPMorgan Chase & Co	USD	(29,123)	(2,646,977)	(0.7)
Common Stocks	United States	Amazon.com Inc	USD	(3,301)	(3,237,026)	(0.9)
Common Stocks	United States	MICROSOFT CORP	USD	(59,748)	(4,467,385)	(1.3)
Common Stocks	United States	Apple Inc	USD	(42,701)	(7,002,910)	(2.0)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy	Fixed rate of 0.350%	Monthly	Goldman Sachs International	11/30/2017	USD	(33,117,262)	(169,211)	—	—	(171,704)

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Commodity-Related Investment Risk	SOYBEAN FUTURE Nov17	USD	91	4,318,520	13.1
Long Futures Contracts	Commodity-Related Investment Risk	BRENT CRUDE FUTR Nov17	USD	42	2,232,433	6.8
Long Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Oct17	USD	27	1,986,695	6.0
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Oct17	USD	55	1,675,888	5.1
Long Futures Contracts	Commodity-Related Investment Risk	CORN FUTURE Dec17	USD	66	1,176,826	3.6
Long Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Nov17	USD	4	184,577	0.6
Long Futures Contracts	Commodity-Related Investment Risk	BRENT CRUDE FUTR Dec17	USD	1	57,558	0.2
Long Futures Contracts	Commodity-Related Investment Risk	NATURAL GAS FUTR Nov17	USD	1	37,676	0.1
Long Futures Contracts	Commodity-Related Investment Risk	NY Harb ULSD Fut Nov17	USD	1	33,961	0.1
Options Purchased Calls	Commodity-Related Investment Risk	GLD 10/20/17 C126	USD	35,973	79,721	0.2
Options Purchased Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C126	USD	43,700	49,108	0.1
Options Purchased Calls	Commodity-Related Investment Risk	GLD 11/17/17 C126	USD	15,951	45,511	0.1
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C117	USD	(2,652)	(23,616)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD 11/17/17 C124	USD	(6,573)	(25,683)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD 11/17/17 C122	USD	(4,984)	(26,062)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD 11/17/17 C123	USD	(5,771)	(26,174)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 10/20/17 C121	USD	(5,470)	(30,201)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	CRUDE OIL OPT IPE Nov17C 54.5	USD	(39)	(30,823)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	CRUDE OIL OPT IPE Nov17C 53	USD	(23)	(31,227)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C120	USD	(5,500)	(32,703)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C123	USD	(11,208)	(35,283)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	NY Harbor ULSD C 175	USD	(18)	(37,259)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	NY Harbor ULSD C 165	USD	(8)	(38,767)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 10/20/17 C119	USD	(5,383)	(39,228)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD 10/20/17 C123	USD	(10,302)	(40,856)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C122	USD	(10,288)	(41,563)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C118	USD	(5,281)	(41,795)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	NAT GAS C 3.1	USD	(61)	(43,213)	(0.1)
Options Written Calls	Commodity-Related Investment Risk	CRUDE OIL C 54	USD	(54)	(52,200)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	GLD US 10/20/17 C120	USD	(8,370)	(53,439)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	GLD US 09/15/17 C121	USD	(11,052)	(55,037)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	NAT GAS C 3.15	USD	(112)	(60,270)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	GLD US 10/20/17 C118	USD	(7,860)	(64,609)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	GLD 11/17/17 C125	USD	(21,449)	(71,775)	(0.2)
Columbia Alternative Beta Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Options Written Calls	Commodity-Related Investment Risk	GLD US 10/20/17 C122	USD	(16,016)	(75,447)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	NY Harbor ULSD C 170	USD	(24)	(77,674)	(0.2)
Options Written Calls	Commodity-Related Investment Risk	CORN FUTURE OPTN Dec17C 380	USD	(569)	(164,017)	(0.5)
Options Written Calls	Commodity-Related Investment Risk	SOYBEAN FUT OPTN Nov17C 980	USD	(439)	(209,044)	(0.6)
Options Written Puts	Commodity-Related Investment Risk	CRUDE OIL FUT OPT Oct17P 45.5	USD	(43)	(17,360)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	CRUDE OIL FUT OPT Oct17P 47	USD	(19)	(17,637)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	CRUDE OIL OPT IPE Nov17P 49	USD	(75)	(20,979)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	NAT GAS P 2.8	USD	(137)	(23,753)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	CRUDE OIL FUT OPT Oct17P 46	USD	(52)	(28,002)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	GLD 11/17/17 P126	USD	(15,951)	(42,613)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	SOYBEAN FUT OPTN Nov17P 860	USD	(439)	(46,760)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	CRUDE OIL FUT OPT Oct17P 46.5	USD	(70)	(49,489)	(0.1)
Options Written Puts	Commodity-Related Investment Risk	GLD 09/15/17 P126	USD	(43,700)	(54,202)	(0.2)
Options Written Puts	Commodity-Related Investment Risk	GLD 10/20/17 P126	USD	(35,974)	(77,800)	(0.2)
Options Written Puts	Commodity-Related Investment Risk	CORN FUTURE OPTN Dec17P 330	USD	(569)	(82,009)	(0.2)
Short Futures Contracts	Commodity-Related Investment Risk	WTI CRUDE FUTURE Oct17	USD	(38)	(1,802,904)	(5.5)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs FX Vol Carry Basket Index	Fixed rate of 0.280%	Monthly	Goldman Sachs International	11/30/2017	USD	(27,144,108)	(443,813)	—	—	(445,448)

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 13Sep2017	EUR	1,003,976	1,190,755	4.5
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 20Sep2017	EUR	1,001,090	1,187,781	4.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 19Sep2017	EUR	1,000,296	1,186,774	4.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 21Sep2017	EUR	801,180	950,744	3.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 28Sep2017	EUR	423,684	502,967	1.9
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 29Sep2017	EUR	423,066	502,260	1.9
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 26Sep2017	EUR	414,805	492,321	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 27Sep2017	EUR	414,624	492,132	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 22Sep2017	EUR	412,204	489,180	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 25Sep2017	EUR	411,630	488,525	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 18Sep2017	EUR	399,048	473,415	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 15Sep2017	EUR	394,535	468,035	1.8
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 14Sep2017	EUR	393,030	466,225	1.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 12Sep2017	EUR	375,097	444,855	1.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 11Sep2017	EUR	369,679	438,407	1.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 08Sep2017	EUR	359,905	426,792	1.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 21Sep2017	JPY	20,095,153	182,252	0.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 20Sep2017	JPY	19,336,870	175,350	0.7
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 28Sep2017	GBP	118,965	153,210	0.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 13Sep2017	JPY	16,853,148	152,776	0.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 27Sep2017	GBP	117,791	151,683	0.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 26Sep2017	GBP	117,414	151,192	0.6
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 12Sep2017	JPY	16,263,371	147,423	0.5
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 11Sep2017	JPY	15,473,277	140,254	0.5
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 07Sep2017	JPY	13,210,520	119,733	0.4
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 05Sep2017	JPY	9,641,463	87,368	0.3
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 03Oct2017	EUR	(111,785)	(132,724)	(0.5)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 02Oct2017	GBP	(120,653)	(155,396)	(0.6)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 18Sep2017	GBP	(212,300)	(273,299)	(1.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 12Sep2017	GBP	(212,803)	(273,889)	(1.0)
14	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity**	Value ($)%
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 15Sep2017	GBP	(213,249)	(274,511)	(1.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 14Sep2017	GBP	(213,400)	(274,696)	(1.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 13Sep2017	GBP	(214,399)	(275,952)	(1.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 29Sep2017	JPY	(41,352,988)	(375,192)	(1.4)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 27Sep2017	JPY	(43,817,369)	(397,475)	(1.5)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 19Sep2017	JPY	(52,190,236)	(473,247)	(1.8)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 15Sep2017	JPY	(53,499,364)	(485,095)	(1.8)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 11Sep2017	GBP	(396,979)	(510,916)	(1.9)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 03Oct2017	JPY	(57,024,660)	(517,429)	(1.9)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 08Sep2017	GBP	(411,685)	(529,824)	(2.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 07Sep2017	GBP	(416,647)	(536,191)	(2.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 28Sep2017	JPY	(59,878,485)	(543,246)	(2.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 26Sep2017	JPY	(61,468,247)	(557,563)	(2.1)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/JPY 1m 25Sep2017	JPY	(61,924,275)	(561,673)	(2.1)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 07Sep2017	EUR	(40,651,484)	(645,242)	(2.4)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 06Sep2017	GBP	(613,121)	(788,955)	(3.0)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 05Sep2017	GBP	(683,133)	(879,015)	(3.3)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/GBP 1m 01Sep2017	GBP	(692,145)	(890,548)	(3.3)
Forward Foreign Currency Exchange Contracts	Foreign Exchange Risk	USD/EUR 1m 02Oct2017	EUR	(776,060)	(921,381)	(3.5)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Goldman Sachs TY Volatility Carry X5 Index Class E	Fixed rate of -0.210%	Monthly	Goldman Sachs International	11/30/2017	USD	(53,946,589)	216,754	—	—	219,190

Underlying derivatives positions
Issue Type	Risk Exposure	Description	Currency	Quantity	Value ($)%
Long Futures Contracts	Interest Rate Risk	US 10YR NOTE (CBT)Dec17	USD	389	49,404,537	91.2
Options Written Calls	Interest Rate Risk	US 10YR TREASURY NOTE C 128	USD	(609)	(85,750)	(0.1)
Options Written Calls	Interest Rate Risk	US 10YR TREASURY NOTE C 127	USD	(458)	(207,527)	(0.4)
Options Written Calls	Interest Rate Risk	US 10YR TREASURY NOTE C 127.5	USD	(1,067)	(266,941)	(0.5)
Options Written Puts	Interest Rate Risk	US 10YR TREASURY NOTE P 125	USD	(305)	(9,539)	0.0
Options Written Puts	Interest Rate Risk	US 10YR TREASURY NOTE P 126.5	USD	(152)	(40,471)	(0.1)
Options Written Puts	Interest Rate Risk	US 10YR TREASURY NOTE P 125.5	USD	(915)	(57,213)	(0.1)
Options Written Puts	Interest Rate Risk	US 10YR TREASURY NOTE P 126	USD	(762)	(95,314)	(0.2)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on J.P. Morgan Risk Premium Global Low Volatility (Long/Short) USD Index, Series 1	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2017	USD	(15,024,091)	(10,310)	—	—	(10,310)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Japan	Daiichi Sankyo Co Ltd	JPY	4,674	110,363	0.7
Common Stocks	Japan	Keyence Corp	JPY	206	107,078	0.7
Common Stocks	Japan	Oracle Corp Japan	JPY	1,438	106,203	0.7
Common Stocks	Canada	Toronto-Dominion Bank/The	USD	1,985	106,199	0.7
Columbia Alternative Beta Fund | Quarterly Report 2017	15

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Jack Henry & Associates Inc	USD	1,020	105,148	0.7
Common Stocks	Canada	National Bank of Canada	USD	2,289	104,923	0.7
Common Stocks	Japan	Toray Industries Inc	JPY	11,004	104,679	0.7
Common Stocks	Sweden	Telia Co AB	SEK	21,975	104,665	0.7
Common Stocks	United States	Pfizer Inc	USD	3,074	104,267	0.7
Common Stocks	Canada	Intact Financial Corp	USD	1,268	104,132	0.7
Common Stocks	United States	United Technologies Corp	USD	870	104,112	0.7
Common Stocks	United States	Harris Corp	USD	846	103,970	0.7
Common Stocks	United States	Fidelity National Information Services Inc	USD	1,118	103,879	0.7
Common Stocks	United States	Quest Diagnostics Inc	USD	958	103,757	0.7
Common Stocks	United States	Amphenol Corp	USD	1,281	103,652	0.7
Common Stocks	Canada	First Capital Realty Inc	USD	6,403	103,633	0.7
Common Stocks	Japan	Taisho Pharmaceutical Holdings Co Ltd	JPY	1,329	103,628	0.7
Common Stocks	United States	Danaher Corp	USD	1,242	103,592	0.7
Common Stocks	United States	MICROSOFT CORP	USD	1,385	103,584	0.7
Common Stocks	United Kingdom	GlaxoSmithKline PLC	GBP	5,242	103,582	0.7
Common Stocks	Canada	Hydro One Ltd	CAD	5,604	103,563	0.7
Common Stocks	Switzerland	KUEHNE + NAGEL INTL AG-REG	CHF	573	103,538	0.7
Common Stocks	Netherlands	Heineken Holding NV	EUR	1,047	103,277	0.7
Common Stocks	Hong Kong	Hang Seng Bank Ltd	HKD	4,489	103,240	0.7
Common Stocks	United States	Fiserv Inc	USD	834	103,220	0.7
Common Stocks	United States	Phillips 66	USD	1,231	103,195	0.7
Common Stocks	Germany	Daimler AG	EUR	1,417	103,158	0.7
Common Stocks	Australia	Caltex Australia Ltd	AUD	3,895	103,137	0.7
Common Stocks	Singapore	United Overseas Bank Ltd	SGD	5,826	103,094	0.7
Common Stocks	United States	Waste Management Inc	USD	1,334	102,907	0.7
Common Stocks	United States	Honeywell International Inc	USD	744	102,896	0.7
Common Stocks	United States	Ecolab Inc	USD	772	102,887	0.7
Common Stocks	Canada	Imperial Oil Ltd	USD	3,499	102,879	0.7
Common Stocks	United States	INTL BUSINESS MACHINES CORP	USD	719	102,819	0.6
Common Stocks	Canada	Pembina Pipeline Corp	USD	3,202	102,790	0.7
Common Stocks	United Kingdom	Smith & Nephew PLC	GBP	5,709	102,777	0.6
Common Stocks	Canada	TransCanada Corp	USD	2,032	102,757	0.6
Common Stocks	Singapore	CapitaLand Mall Trust	SGD	64,279	102,714	0.7
Common Stocks	France	Fonciere Des Regions	EUR	1,040	102,696	0.7
Common Stocks	United States	Republic Services Inc	USD	1,572	102,547	0.6
Common Stocks	Japan	Takeda Pharmaceutical Co Ltd	JPY	1,856	102,484	0.7
Common Stocks	Canada	Emera Inc	CAD	2,678	102,464	0.7
Common Stocks	United States	Berkshire Hathaway Inc	USD	566	102,461	0.7
Common Stocks	Switzerland	Swisscom AG	CHF	204	102,404	0.7
Common Stocks	Singapore	Oversea-Chinese Banking Corp Ltd	SGD	12,447	102,379	0.7
Common Stocks	Japan	ITOCHU Corp	JPY	6,272	102,357	0.7
Common Stocks	Australia	ASX Ltd	AUD	2,360	102,351	0.7
Common Stocks	United States	Yum! Brands Inc	USD	1,332	102,303	0.7
Common Stocks	Singapore	Singapore Exchange Ltd	SGD	18,502	102,183	0.6
Common Stocks	Japan	Teijin Ltd	JPY	5,037	102,163	0.7

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on J.P. Morgan Equity Risk Premium Global Multi-Factor (Long/Short) USD Index, Series 1	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2017	USD	(161,860,744)	189,335	—	—	195,249

16	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Bermuda	Kerry Properties Ltd	HKD	310,739	1,230,814	0.7
Common Stocks	Israel	Frutarom Industries Ltd	ILS	15,240	1,169,380	0.7
Common Stocks	Austria	OMV AG	EUR	20,290	1,164,884	0.7
Common Stocks	Japan	Suzuken Co Ltd/Aichi Japan	JPY	31,992	1,164,188	0.7
Common Stocks	United States	Arrow Electronics Inc	USD	14,636	1,162,574	0.7
Common Stocks	United States	Maxim Integrated Products Inc	USD	24,766	1,155,561	0.7
Common Stocks	Canada	PrairieSky Royalty Ltd	USD	49,314	1,154,027	0.7
Common Stocks	Japan	Hikari Tsushin Inc	JPY	9,286	1,150,856	0.7
Common Stocks	Japan	Tosoh Corp	JPY	98,183	1,150,795	0.7
Common Stocks	United States	Varian Medical Systems Inc	USD	10,810	1,148,626	0.7
Common Stocks	United States	WR Grace & Co	USD	16,039	1,146,450	0.7
Common Stocks	United States	Mettler-Toledo International Inc	USD	1,891	1,144,036	0.7
Common Stocks	United States	Lear Corp	USD	7,648	1,143,671	0.7
Common Stocks	United States	Micron Technology Inc	USD	35,762	1,143,327	0.7
Common Stocks	United States	Valero Energy Corp	USD	16,779	1,142,676	0.7
Common Stocks	Canada	West Fraser Timber Co Ltd	USD	22,112	1,142,674	0.7
Common Stocks	Sweden	ICA Gruppen AB	SEK	28,619	1,139,370	0.7
Common Stocks	United States	Align Technology Inc	USD	6,444	1,138,851	0.7
Common Stocks	United States	Jack Henry & Associates Inc	USD	11,037	1,137,565	0.7
Common Stocks	United States	ManpowerGroup Inc	USD	10,186	1,135,868	0.7
Common Stocks	Canada	Onex Corp	USD	14,254	1,135,197	0.7
Common Stocks	Canada	National Bank of Canada	USD	24,759	1,135,130	0.7
Common Stocks	Canada	Vermilion Energy Inc	USD	34,763	1,128,480	0.7
Common Stocks	United States	Paychex Inc	USD	19,758	1,126,770	0.7
Common Stocks	Canada	Intact Financial Corp	USD	13,721	1,126,573	0.7
Common Stocks	United States	Vail Resorts Inc	USD	4,934	1,124,652	0.7
Common Stocks	United States	Baker Hughes a GE Co	USD	33,154	1,123,929	0.7
Common Stocks	Canada	Linamar Corp	CAD	20,230	1,123,506	0.7
Common Stocks	United States	Liberty Property Trust	USD	26,351	1,122,566	0.7
Common Stocks	United States	Macquarie Infrastructure Corp	USD	15,067	1,122,173	0.7
Common Stocks	Canada	First Capital Realty Inc	USD	69,279	1,121,167	0.7
Common Stocks	Finland	Elisa OYJ	EUR	25,676	1,120,334	0.7
Common Stocks	United States	Wyndham Worldwide Corp	USD	11,233	1,119,715	0.7
Common Stocks	Singapore	Singapore Technologies Engineering Ltd	SGD	416,076	1,118,320	0.7
Common Stocks	Netherlands	Heineken Holding NV	EUR	11,331	1,117,322	0.7
Common Stocks	Germany	Deutsche Lufthansa AG	EUR	44,592	1,117,031	0.7
Common Stocks	Canada	Jean Coutu Group PJC Inc/The	CAD	62,853	1,116,446	0.7
Common Stocks	Australia	Caltex Australia Ltd	AUD	42,133	1,115,807	0.7
Common Stocks	Finland	Fortum OYJ	EUR	62,180	1,114,795	0.7
Common Stocks	Israel	Elbit Systems Ltd	ILS	8,090	1,113,185	0.7
Common Stocks	Japan	Mitsubishi Tanabe Pharma Corp	JPY	45,362	1,112,819	0.7
Common Stocks	United States	Broadridge Financial Solutions Inc	USD	14,239	1,112,523	0.7
Common Stocks	Denmark	Tryg A/S	DKK	48,184	1,112,184	0.7
Common Stocks	United States	Cooper Cos Inc/The	USD	4,434	1,112,091	0.7
Common Stocks	Canada	Pembina Pipeline Corp	USD	34,639	1,112,050	0.7
Common Stocks	Canada	Veresen Inc	USD	79,221	1,111,469	0.7
Common Stocks	Japan	Nippon Electric Glass Co Ltd	JPY	29,261	1,111,296	0.7
Common Stocks	United States	Packaging Corp of America	USD	9,878	1,110,369	0.7
Common Stocks	United States	CenterPoint Energy Inc	USD	37,451	1,109,310	0.7
Common Stocks	Israel	Nice Ltd	ILS	14,330	1,109,104	0.7

Columbia Alternative Beta Fund | Quarterly Report 2017	17

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on J.P. Morgan Equity Risk Premium Global Momentum (Long/Short) USD Index, Series 1	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2017	USD	(18,182,353)	(30,926)	—	—	(30,926)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Netherlands	Fiat Chrysler Automobiles NV	EUR	9,642	145,008	0.8
Common Stocks	Canada	Shopify Inc	USD	1,282	141,140	0.8
Common Stocks	United States	TESARO Inc	USD	1,065	137,495	0.8
Common Stocks	United States	Incyte Corp	USD	1,000	137,451	0.8
Common Stocks	United States	BioMarin Pharmaceutical Inc	USD	1,498	135,114	0.7
Common Stocks	United States	Vertex Pharmaceuticals Inc	USD	818	131,382	0.7
Common Stocks	United States	Andeavor	USD	1,306	130,785	0.7
Common Stocks	Japan	Mitsubishi Chemical Holdings Corp	JPY	14,000	130,121	0.7
Common Stocks	Austria	OMV AG	EUR	2,264	129,976	0.7
Common Stocks	Denmark	H Lundbeck A/S	DKK	2,042	129,847	0.7
Common Stocks	Canada	BlackBerry Ltd	USD	13,988	129,082	0.7
Common Stocks	United States	Maxim Integrated Products Inc	USD	2,763	128,936	0.7
Common Stocks	Cayman Islands	Melco Resorts & Entertainment Ltd	USD	5,873	128,920	0.7
Common Stocks	United States	ONEOK Inc	USD	2,380	128,915	0.7
Common Stocks	United States	Western Digital Corp	USD	1,457	128,614	0.7
Common Stocks	Japan	Tosoh Corp	JPY	10,955	128,404	0.7
Common Stocks	United States	Varian Medical Systems Inc	USD	1,206	128,162	0.7
Common Stocks	United Kingdom	Persimmon PLC	GBP	3,740	128,141	0.7
Common Stocks	United States	Mettler-Toledo International Inc	USD	211	127,650	0.7
Common Stocks	United States	Micron Technology Inc	USD	3,991	127,571	0.7
Common Stocks	France	Aeroports de Paris	EUR	716	127,550	0.7
Common Stocks	Canada	West Fraser Timber Co Ltd	USD	2,467	127,498	0.7
Common Stocks	United States	Advanced Micro Devices Inc	USD	9,800	127,400	0.7
Common Stocks	United States	CH Robinson Worldwide Inc	USD	(1,804)	(127,378)	(0.7)
Common Stocks	United States	Sabre Corp	USD	(6,922)	(127,633)	(0.7)
Common Stocks	Australia	Newcrest Mining Ltd	AUD	(7,043)	(127,651)	(0.7)
Common Stocks	United States	MEDNAX Inc	USD	(2,849)	(127,785)	(0.7)
Common Stocks	Canada	Teck Resources Ltd	USD	(5,172)	(128,213)	(0.7)
Common Stocks	Canada	Element Fleet Management Corp	USD	(17,205)	(128,445)	(0.7)
Common Stocks	Sweden	Boliden AB	SEK	(3,690)	(128,898)	(0.7)
Common Stocks	United States	TripAdvisor Inc	USD	(3,017)	(128,912)	(0.7)
Common Stocks	Singapore	Hutchison Port Holdings Trust	USD	(283,375)	(128,936)	(0.7)
Common Stocks	Hong Kong	BANK OF EAST ASIA LTD	HKD	(28,418)	(130,175)	(0.7)
Common Stocks	Australia	BHP Billiton Ltd	AUD	(5,995)	(130,185)	(0.7)
Common Stocks	Japan	Sega Sammy Holdings Inc	JPY	(9,081)	(130,365)	(0.7)
Common Stocks	Denmark	Pandora A/S	DKK	(1,228)	(130,375)	(0.7)
Common Stocks	Canada	Seven Generations Energy Ltd	CAD	(8,622)	(130,731)	(0.7)
Common Stocks	Canada	Peyto Exploration & Development Corp	USD	(7,668)	(131,065)	(0.7)
Common Stocks	Canada	Agnico Eagle Mines Ltd	USD	(2,575)	(131,491)	(0.7)
Common Stocks	Australia	Fortescue Metals Group Ltd	AUD	(27,674)	(131,918)	(0.7)
Common Stocks	Canada	Wheaton Precious Metals Corp	USD	(6,381)	(132,028)	(0.7)
Common Stocks	United Kingdom	Anglo American PLC	GBP	(7,318)	(132,248)	(0.7)
Common Stocks	Canada	Yamana Gold Inc	USD	(45,029)	(132,528)	(0.8)
Common Stocks	Canada	Fairfax Financial Holdings Ltd	USD	(258)	(133,508)	(0.8)
Common Stocks	Ireland	Mallinckrodt PLC	USD	(3,310)	(135,956)	(0.7)
Common Stocks	United States	Seattle Genetics Inc	USD	(2,601)	(136,640)	(0.8)
Common Stocks	Australia	Santos Ltd	AUD	(46,264)	(137,970)	(0.7)
18	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Canada	First Quantum Minerals Ltd	USD	(11,773)	(141,317)	(0.8)
Common Stocks	Sweden	Getinge AB	SEK	(7,830)	(145,245)	(0.8)
Common Stocks	Bermuda	Li & Fung Ltd	USD	(332,891)	(150,145)	(0.9)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Morgan Stanley Cube Global Volatility Index	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2017	USD	(42,117,330)	(242,764)	—	—	(235,511)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Splunk Inc	USD	4,888	327,956	0.8
Common Stocks	United States	Dollar Tree Inc	USD	3,918	312,088	0.7
Common Stocks	United States	Varian Medical Systems Inc	USD	2,922	310,440	0.8
Common Stocks	United States	Vail Resorts Inc	USD	1,334	304,073	0.8
Common Stocks	United States	Andeavor	USD	3,035	303,949	0.7
Common Stocks	United States	WR Grace & Co	USD	4,243	303,299	0.7
Common Stocks	United States	VeriSign Inc	USD	2,907	301,629	0.7
Common Stocks	United States	CBOE Holdings Inc	USD	2,980	300,681	0.7
Common Stocks	United States	Synopsys Inc	USD	3,736	300,465	0.7
Common Stocks	United States	CDK Global Inc	USD	4,649	299,845	0.7
Common Stocks	United States	General Motors Co	USD	8,197	299,530	0.7
Common Stocks	United States	HILTON WORLDWIDE HOLDINGS IN	USD	4,649	299,047	0.7
Common Stocks	United States	Avnet Inc	USD	7,731	298,169	0.7
Common Stocks	United States	Aramark	USD	7,296	296,872	0.7
Common Stocks	United States	Marriott International Inc/MD	USD	2,862	296,422	0.7
Common Stocks	United States	PulteGroup Inc	USD	11,459	295,868	0.7
Common Stocks	United States	Eastman Chemical Co	USD	3,430	295,694	0.7
Common Stocks	Panama	Carnival Corp	USD	4,255	295,676	0.7
Common Stocks	United States	Fidelity National Information Services Inc	USD	3,180	295,494	0.7
Common Stocks	United States	Valero Energy Corp	USD	4,337	295,369	0.7
Common Stocks	United States	Waste Management Inc	USD	3,824	294,879	0.7
Common Stocks	United States	Patterson Cos Inc	USD	7,656	294,763	0.7
Common Stocks	United States	Ford Motor Co	USD	26,693	294,421	0.7
Common Stocks	United States	Cimarex Energy Co	USD	2,945	293,555	0.7
Common Stocks	United States	Palo Alto Networks Inc	USD	(2,211)	(293,456)	(0.7)
Common Stocks	United States	Public Storage	USD	(1,431)	(293,865)	(0.7)
Common Stocks	United States	Synchrony Financial	USD	(9,585)	(295,128)	(0.7)
Common Stocks	United States	Arconic Inc	USD	(11,638)	(296,423)	(0.7)
Common Stocks	United States	NVIDIA Corp	USD	(1,750)	(296,531)	(0.7)
Common Stocks	United States	Advanced Micro Devices Inc	USD	(22,858)	(297,155)	(0.7)
Common Stocks	Canada	BlackBerry Ltd	USD	(32,293)	(298,006)	(0.7)
Common Stocks	United States	Monster Beverage Corp	USD	(5,374)	(299,996)	(0.7)
Common Stocks	Canada	Element Fleet Management Corp	USD	(40,440)	(301,910)	(0.7)
Common Stocks	United States	Alexion Pharmaceuticals Inc	USD	(2,130)	(303,319)	(0.7)
Common Stocks	United States	Vertex Pharmaceuticals Inc	USD	(1,892)	(303,803)	(0.7)
Common Stocks	Canada	Barrick Gold Corp	USD	(16,980)	(304,600)	(0.7)
Common Stocks	United States	Regeneron Pharmaceuticals Inc	USD	(614)	(304,973)	(0.7)
Common Stocks	United States	United Rentals Inc	USD	(2,584)	(304,998)	(0.7)
Common Stocks	Canada	Wheaton Precious Metals Corp	USD	(14,846)	(307,168)	(0.7)
Common Stocks	Canada	Kinross Gold Corp	USD	(68,052)	(308,845)	(0.7)
Common Stocks	United States	Brown-Forman Corp	USD	(5,848)	(310,144)	(0.7)
Common Stocks	Canada	Teck Resources Ltd	USD	(12,568)	(311,558)	(0.7)
Common Stocks	United States	Arista Networks Inc	USD	(1,774)	(312,427)	(0.7)
Columbia Alternative Beta Fund | Quarterly Report 2017	19

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	HD Supply Holdings Inc	USD	(9,403)	(313,132)	(0.8)
Common Stocks	Canada	Agnico Eagle Mines Ltd	USD	(6,219)	(317,499)	(0.8)
Common Stocks	Canada	Yamana Gold Inc	USD	(107,951)	(317,718)	(0.8)
Common Stocks	United States	TESARO Inc	USD	(2,470)	(318,987)	(0.8)
Common Stocks	United States	Incyte Corp	USD	(2,330)	(320,174)	(0.8)
Common Stocks	United States	Seattle Genetics Inc	USD	(6,097)	(320,283)	(0.8)
Common Stocks	Canada	Shopify Inc	USD	(3,022)	(332,665)	(0.8)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Morgan Stanley Cube Global Momentum Index	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2017	USD	(20,598,955)	901,107	—	—	904,654

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Canada	Shopify Inc	USD	1,515	166,713	0.8
Common Stocks	United States	Incyte Corp	USD	1,168	160,511	0.7
Common Stocks	United States	Micron Technology Inc	USD	4,947	158,140	0.7
Common Stocks	Canada	Methanex Corp	USD	3,103	157,916	0.7
Common Stocks	United States	SBA COMMUNICATIONS CORP	USD	1,022	156,881	0.7
Common Stocks	United States	Arista Networks Inc	USD	888	156,479	0.7
Common Stocks	United States	Lam Research Corp	USD	926	153,732	0.7
Common Stocks	United States	AMERICAN TOWER CORP	USD	1,036	153,464	0.7
Common Stocks	United States	Andeavor	USD	1,522	152,412	0.7
Common Stocks	United States	Autodesk Inc	USD	1,331	152,334	0.7
Common Stocks	United States	Western Digital Corp	USD	1,717	151,552	0.7
Common Stocks	Liberia	Royal Caribbean Cruises Ltd	USD	1,215	151,252	0.7
Common Stocks	United States	Mettler-Toledo International Inc	USD	250	150,833	0.7
Common Stocks	United States	Humana Inc	USD	584	150,405	0.7
Common Stocks	United States	ManpowerGroup Inc	USD	1,348	150,296	0.7
Common Stocks	United States	Equinix Inc	USD	320	149,770	0.7
Common Stocks	United States	DXC Technology Co	USD	1,755	149,203	0.7
Common Stocks	United States	Advanced Micro Devices Inc	USD	11,461	148,992	0.7
Common Stocks	United States	UnitedHealth Group Inc	USD	748	148,893	0.7
Common Stocks	United States	NVIDIA Corp	USD	877	148,649	0.7
Common Stocks	United States	Packaging Corp of America	USD	1,322	148,589	0.7
Common Stocks	United States	FMC Corp	USD	1,723	148,574	0.7
Common Stocks	United States	DTE Energy Co	USD	1,321	148,365	0.7
Common Stocks	United States	Align Technology Inc	USD	839	148,261	0.7
Common Stocks	Panama	Carnival Corp	USD	2,133	148,217	0.7
Common Stocks	United States	Valero Energy Corp	USD	2,175	148,099	0.7
Common Stocks	United States	Anthem Inc	USD	755	147,970	0.7
Common Stocks	United States	CenterPoint Energy Inc	USD	4,994	147,926	0.7
Common Stocks	United States	Constellation Brands Inc	USD	739	147,897	0.7
Common Stocks	United States	CSX Corp	USD	2,937	147,429	0.7
Common Stocks	United States	T-Mobile US Inc	USD	2,277	147,319	0.7
Common Stocks	United States	IDEXX Laboratories Inc	USD	948	147,295	0.7
Common Stocks	United States	Continental Resources Inc/OK	USD	(4,343)	(147,314)	(0.7)
Common Stocks	United States	Synchrony Financial	USD	(4,804)	(147,927)	(0.7)
Common Stocks	United States	Express Scripts Holding Co	USD	(2,362)	(148,380)	(0.7)
Common Stocks	Canada	Peyto Exploration & Development Corp	USD	(8,697)	(148,648)	(0.7)
Common Stocks	United States	DexCom Inc	USD	(2,003)	(149,396)	(0.7)
Common Stocks	United States	Avnet Inc	USD	(3,876)	(149,498)	(0.7)
Common Stocks	Ireland	Perrigo Co PLC	USD	(1,897)	(149,772)	(0.7)
20	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Canada	Element Fleet Management Corp	USD	(20,275)	(151,366)	(0.7)
Common Stocks	United States	Ralph Lauren Corp	USD	(1,758)	(154,527)	(0.7)
Common Stocks	Ireland	Mallinckrodt PLC	USD	(3,790)	(155,690)	(0.7)
Common Stocks	United States	TripAdvisor Inc	USD	(3,650)	(155,966)	(0.7)
Common Stocks	United States	Dollar Tree Inc	USD	(1,964)	(156,435)	(0.8)
Common Stocks	United States	HD Supply Holdings Inc	USD	(4,715)	(156,984)	(0.8)
Common Stocks	United States	Tractor Supply Co	USD	(2,638)	(157,012)	(0.7)
Common Stocks	Canada	Fairfax Financial Holdings Ltd	USD	(305)	(157,752)	(0.7)
Common Stocks	Canada	Yamana Gold Inc	USD	(54,102)	(159,232)	(0.7)
Common Stocks	United States	Splunk Inc	USD	(2,450)	(164,360)	(0.7)
Common Stocks	Bermuda	Signet Jewelers Ltd	USD	(2,636)	(166,225)	(0.8)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2017	USD	(335,558,395)	411,982	—	—	448,662

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Patterson Cos Inc	USD	45,746	1,761,207	0.5
Common Stocks	Bermuda	Athene Holding Ltd	USD	30,752	1,645,535	0.5
Common Stocks	Canada	RioCan Real Estate Investment Trust	USD	84,284	1,599,971	0.5
Common Stocks	United States	Macquarie Infrastructure Corp	USD	21,280	1,584,939	0.5
Common Stocks	United States	Valero Energy Corp	USD	22,594	1,538,636	0.5
Common Stocks	United States	Avnet Inc	USD	36,199	1,396,194	0.4
Common Stocks	United States	Avery Dennison Corp	USD	14,750	1,390,343	0.4
Common Stocks	Canada	H&R Real Estate Investment Trust	USD	80,067	1,364,094	0.4
Common Stocks	Canada	AltaGas Ltd	USD	61,761	1,364,046	0.4
Common Stocks	Canada	Linamar Corp	CAD	24,055	1,335,966	0.4
Common Stocks	United States	AGNC Investment Corp	USD	61,551	1,325,809	0.4
Common Stocks	Germany	Deutsche Lufthansa AG	EUR	51,349	1,284,204	0.4
Common Stocks	United States	Crown Holdings Inc	USD	21,004	1,239,863	0.4
Common Stocks	United States	Veeva Systems Inc	USD	20,827	1,239,185	0.4
Common Stocks	Canada	West Fraser Timber Co Ltd	USD	23,771	1,228,392	0.3
Common Stocks	United States	Varian Medical Systems Inc	USD	11,440	1,215,554	0.4
Common Stocks	United States	CDK Global Inc	USD	18,703	1,206,372	0.3
Common Stocks	Canada	First Capital Realty Inc	USD	74,417	1,204,313	0.4
Common Stocks	Canada	CI Financial Corp	USD	53,578	1,168,351	0.4
Common Stocks	United States	Andeavor	USD	11,493	1,151,039	0.4
Common Stocks	United States	Jack Henry & Associates Inc	USD	10,940	1,127,628	0.3
Common Stocks	United States	Prudential Financial Inc	USD	11,012	1,124,109	0.3
Common Stocks	United States	VCA Inc	USD	11,934	1,109,394	0.4
Common Stocks	Canada	Keyera Corp	USD	38,302	1,107,131	0.3
Common Stocks	United States	Leggett & Platt Inc	USD	24,071	1,106,519	0.3
Common Stocks	United States	Lennox International Inc	USD	6,593	1,092,732	0.3
Common Stocks	United States	Coty Inc	USD	(66,557)	(1,103,516)	(0.3)
Common Stocks	United States	Monster Beverage Corp	USD	(19,807)	(1,105,643)	(0.3)
Common Stocks	United States	DELL TECHNOLOGIES INC-CL V	USD	(14,784)	(1,107,775)	(0.3)
Common Stocks	United Kingdom	Rolls-Royce Holdings PLC	GBP	(96,845)	(1,140,090)	(0.3)
Common Stocks	United States	Sirius XM Holdings Inc	USD	(198,333)	(1,140,416)	(0.3)
Common Stocks	United States	Brown-Forman Corp	USD	(21,551)	(1,143,038)	(0.4)
Common Stocks	Ireland	Weatherford International PLC	USD	(304,846)	(1,167,561)	(0.3)
Common Stocks	Jersey	Glencore PLC	GBP	(254,085)	(1,176,503)	(0.3)
Columbia Alternative Beta Fund | Quarterly Report 2017	21

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Seattle Genetics Inc	USD	(22,470)	(1,180,342)	(0.4)
Common Stocks	United Kingdom	Cobham PLC	GBP	(669,789)	(1,183,630)	(0.4)
Common Stocks	United States	Advanced Micro Devices Inc	USD	(91,913)	(1,194,872)	(0.3)
Common Stocks	United States	Continental Resources Inc/OK	USD	(36,513)	(1,238,526)	(0.4)
Common Stocks	Canada	Yamana Gold Inc	USD	(421,281)	(1,239,903)	(0.4)
Common Stocks	United States	EOG Resources Inc	USD	(14,721)	(1,251,111)	(0.4)
Common Stocks	United States	HD Supply Holdings Inc	USD	(38,260)	(1,274,066)	(0.4)
Common Stocks	United States	Crown Castle International Corp	USD	(11,902)	(1,290,663)	(0.4)
Common Stocks	United States	Kraft Heinz Co/The	USD	(16,001)	(1,292,068)	(0.4)
Common Stocks	United Kingdom	Pearson PLC	GBP	(165,885)	(1,297,479)	(0.4)
Common Stocks	United States	TESARO Inc	USD	(10,518)	(1,358,336)	(0.4)
Common Stocks	United States	Charles Schwab Corp/The	USD	(34,720)	(1,385,338)	(0.4)
Common Stocks	Ireland	Perrigo Co PLC	USD	(19,056)	(1,504,622)	(0.5)
Common Stocks	United States	FirstEnergy Corp	USD	(49,913)	(1,626,164)	(0.5)
Common Stocks	United States	Southern Co/The	USD	(34,225)	(1,651,707)	(0.5)
Common Stocks	United States	TESLA INC	USD	(4,668)	(1,661,293)	(0.5)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Morgan Stanley Cube Global Quality Index	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2017	USD	(32,868,440)	2,726	—	—	8,387

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Gilead Sciences Inc	USD	3,035	254,075	0.8
Common Stocks	United States	Tractor Supply Co	USD	4,088	243,245	0.7
Common Stocks	United States	Red Hat Inc	USD	2,238	240,620	0.7
Common Stocks	United States	Cadence Design Systems Inc	USD	6,099	239,627	0.7
Common Stocks	United States	AbbVie Inc	USD	3,169	238,627	0.7
Common Stocks	United States	AMERICAN TOWER CORP	USD	1,606	237,777	0.7
Common Stocks	United States	CH Robinson Worldwide Inc	USD	3,362	237,516	0.8
Common Stocks	United States	Estee Lauder Cos Inc/The	USD	2,212	236,681	0.7
Common Stocks	United States	Vertex Pharmaceuticals Inc	USD	1,470	235,923	0.7
Common Stocks	United States	Ross Stores Inc	USD	4,013	234,584	0.7
Common Stocks	United States	Mettler-Toledo International Inc	USD	386	233,685	0.7
Common Stocks	United States	MSCI Inc	USD	2,038	233,595	0.7
Common Stocks	United States	Humana Inc	USD	904	233,021	0.7
Common Stocks	United States	SEI Investments Co	USD	3,983	232,877	0.7
Common Stocks	United States	Electronic Arts Inc	USD	1,916	232,841	0.7
Common Stocks	United States	Intuit Inc	USD	1,646	232,789	0.7
Common Stocks	United States	KLA-Tencor Corp	USD	2,482	232,573	0.7
Common Stocks	United States	MercadoLibre Inc	USD	899	232,253	0.7
Common Stocks	United States	Robert Half International Inc	USD	5,113	231,611	0.7
Common Stocks	Bermuda	Athene Holding Ltd	USD	4,312	230,714	0.7
Common Stocks	Canada	Hydro One Ltd	CAD	(12,481)	(230,654)	(0.7)
Common Stocks	United States	Advanced Micro Devices Inc	USD	(17,751)	(230,762)	(0.7)
Common Stocks	United States	Sirius XM Holdings Inc	USD	(40,179)	(231,029)	(0.7)
Common Stocks	United States	Moody’s Corp	USD	(1,724)	(231,115)	(0.7)
Common Stocks	United States	DXC Technology Co	USD	(2,720)	(231,237)	(0.7)
Common Stocks	Canada	BlackBerry Ltd	USD	(25,078)	(231,425)	(0.7)
Common Stocks	United States	Symantec Corp	USD	(7,728)	(231,691)	(0.7)
Common Stocks	Ireland	Perrigo Co PLC	USD	(2,939)	(232,096)	(0.7)
Common Stocks	United States	Vulcan Materials Co	USD	(1,916)	(232,358)	(0.7)
Common Stocks	Bermuda	Norwegian Cruise Line Holdings Ltd	USD	(3,936)	(234,033)	(0.7)
22	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Canada	Jean Coutu Group PJC Inc/The	CAD	(13,184)	(234,191)	(0.7)
Common Stocks	Liberia	Royal Caribbean Cruises Ltd	USD	(1,883)	(234,347)	(0.7)
Common Stocks	United States	Newmont Mining Corp	USD	(6,127)	(234,918)	(0.7)
Common Stocks	United States	QUINTILES IMS HOLDINGS INC	USD	(2,453)	(235,614)	(0.7)
Common Stocks	United States	Autodesk Inc	USD	(2,062)	(236,018)	(0.7)
Common Stocks	Canada	Goldcorp Inc	USD	(17,255)	(236,167)	(0.7)
Common Stocks	Canada	Franco-Nevada Corp	USD	(2,901)	(236,352)	(0.7)
Common Stocks	United States	Qorvo Inc	USD	(3,234)	(236,764)	(0.7)
Common Stocks	United States	Analog Devices Inc	USD	(2,850)	(238,503)	(0.7)
Common Stocks	Canada	Wheaton Precious Metals Corp	USD	(11,530)	(238,548)	(0.7)
Common Stocks	Canada	Turquoise Hill Resources Ltd	USD	(71,068)	(238,642)	(0.7)
Common Stocks	Canada	Kinross Gold Corp	USD	(52,849)	(239,847)	(0.7)
Common Stocks	United States	ServiceNow Inc	USD	(2,083)	(241,979)	(0.7)
Common Stocks	United States	SBA COMMUNICATIONS CORP	USD	(1,583)	(243,094)	(0.7)
Common Stocks	Canada	Agnico Eagle Mines Ltd	USD	(4,829)	(246,562)	(0.8)
Common Stocks	Canada	Yamana Gold Inc	USD	(83,831)	(246,731)	(0.8)
Common Stocks	United States	TESARO Inc	USD	(1,918)	(247,703)	(0.7)
Common Stocks	United States	Incyte Corp	USD	(1,810)	(248,640)	(0.8)
Common Stocks	Canada	First Quantum Minerals Ltd	USD	(21,267)	(255,288)	(0.8)
Common Stocks	United States	DELL TECHNOLOGIES INC-CL V	USD	(3,410)	(255,518)	(0.8)

Total return swap contract*
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts($)	Unrealized appreciation (depreciation) ($)
Total return on Morgan Stanley Cube Global Value Index	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2017	USD	(116,908,597)	(152,757)	—	—	(135,984)

Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	Bermuda	Signet Jewelers Ltd	USD	14,632	922,867	0.8
Common Stocks	United States	Gilead Sciences Inc	USD	10,887	911,303	0.8
Common Stocks	United States	Micron Technology Inc	USD	27,503	879,276	0.8
Common Stocks	Canada	Teck Resources Ltd	USD	35,015	868,006	0.8
Common Stocks	Ireland	Mallinckrodt PLC	USD	21,038	864,240	0.7
Common Stocks	United States	Centene Corp	USD	9,704	862,178	0.8
Common Stocks	United States	AbbVie Inc	USD	11,367	855,953	0.7
Common Stocks	Canada	Turquoise Hill Resources Ltd	USD	254,892	855,908	0.7
Common Stocks	United States	Lam Research Corp	USD	5,150	854,736	0.7
Common Stocks	Canada	Barrick Gold Corp	USD	47,299	848,456	0.7
Common Stocks	Canada	Goldcorp Inc	USD	61,892	847,109	0.7
Common Stocks	United States	Western Digital Corp	USD	9,544	842,493	0.7
Common Stocks	Canada	Jean Coutu Group PJC Inc/The	CAD	47,295	840,100	0.7
Common Stocks	United States	Applied Materials Inc	USD	18,585	838,564	0.7
Common Stocks	United States	Amgen Inc	USD	4,705	836,418	0.7
Common Stocks	United States	MEDNAX Inc	USD	18,625	835,335	0.7
Common Stocks	United States	CA Inc	USD	25,163	834,926	0.7
Common Stocks	United States	Harris Corp	USD	6,793	834,821	0.7
Common Stocks	United States	General Motors Co	USD	22,835	834,383	0.7
Common Stocks	Canada	Linamar Corp	CAD	14,974	831,629	0.7
Common Stocks	United States	Avnet Inc	USD	21,532	830,492	0.7
Common Stocks	United States	Arrow Electronics Inc	USD	10,447	829,815	0.7
Common Stocks	Canada	H&R Real Estate Investment Trust	USD	48,687	829,472	0.7
Common Stocks	Canada	First Capital Realty Inc	USD	51,197	828,542	0.7
Common Stocks	Bermuda	Athene Holding Ltd	USD	15,466	827,617	0.7
Common Stocks	Netherlands	LyondellBasell Industries NV	USD	9,116	825,863	0.7
Columbia Alternative Beta Fund | Quarterly Report 2017	23

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Underlying long positions
Issue Type	Country	Description	Currency	Shares/Par	Value ($)%
Common Stocks	United States	Marriott International Inc/MD	USD	(7,971)	(825,646)	(0.7)
Common Stocks	United States	Advanced Micro Devices Inc	USD	(63,664)	(827,634)	(0.7)
Common Stocks	United States	Sirius XM Holdings Inc	USD	(144,113)	(828,651)	(0.7)
Common Stocks	United States	Symantec Corp	USD	(27,718)	(830,985)	(0.7)
Common Stocks	Ireland	Perrigo Co PLC	USD	(10,545)	(832,622)	(0.7)
Common Stocks	United States	HILTON WORLDWIDE HOLDINGS IN	USD	(12,949)	(833,027)	(0.7)
Common Stocks	United States	SEI Investments Co	USD	(14,289)	(835,338)	(0.7)
Common Stocks	United States	Monster Beverage Corp	USD	(14,971)	(835,701)	(0.7)
Common Stocks	United States	CBOE Holdings Inc	USD	(8,302)	(837,614)	(0.7)
Common Stocks	United States	VeriSign Inc	USD	(8,098)	(840,214)	(0.7)
Common Stocks	United States	Iron Mountain Inc	USD	(21,368)	(842,326)	(0.7)
Common Stocks	United States	WR Grace & Co	USD	(11,819)	(844,832)	(0.7)
Common Stocks	United States	Crown Castle International Corp	USD	(7,806)	(846,507)	(0.7)
Common Stocks	United States	Autodesk Inc	USD	(7,397)	(846,620)	(0.7)
Common Stocks	United States	salesforce.com Inc	USD	(8,874)	(847,409)	(0.7)
Common Stocks	United States	AMERICAN TOWER CORP	USD	(5,761)	(852,957)	(0.7)
Common Stocks	United States	Brown-Forman Corp	USD	(16,289)	(863,962)	(0.8)
Common Stocks	United States	Workday Inc	USD	(7,891)	(865,567)	(0.7)
Common Stocks	United States	TripAdvisor Inc	USD	(20,293)	(867,127)	(0.8)
Common Stocks	United States	SBA COMMUNICATIONS CORP	USD	(5,680)	(872,070)	(0.8)
Common Stocks	United States	TESARO Inc	USD	(6,880)	(888,467)	(0.7)
Common Stocks	United States	Seattle Genetics Inc	USD	(16,983)	(892,123)	(0.8)
Common Stocks	United States	Splunk Inc	USD	(13,617)	(913,580)	(0.8)
Common Stocks	United States	DELL TECHNOLOGIES INC-CL V	USD	(12,234)	(916,692)	(0.8)
Notes to Consolidated Portfolio of Investments
*	The Fund has indirect exposure to all of the underlying positions that make up the custom basket/index, which are presented below each total return swap contract. The individual underlying positions and their approximate values are compared to the swap contract’s assets. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the basket/index.
**	Represents the amount of the foreign currency received (delivered).
(a)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	538,647,376	105,851,005	(35,512,195)	608,986,186	(1,542)	1,403	1,542,764	608,986,186
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
24	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Currency Legend  (continued)
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Alternative Beta Fund | Quarterly Report 2017	25

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Money Market Funds	—	—	—	608,986,186	608,986,186
Total Investments	—	—	—	608,986,186	608,986,186
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	211,679	—	—	211,679
Swap Contracts	—	—	11,767,158	—	11,767,158
Liability
Forward Foreign Currency Exchange Contracts	—	(280,083)	—	—	(280,083)
Swap Contracts	—	—	(4,769,823)	—	(4,769,823)
Total	—	(68,404)	6,997,335	608,986,186	615,915,117
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss)(a) ($)	Change in unrealized appreciation (depreciation)(b) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2017 ($)
Total Return Swap Contracts	1,389,791	—	—	5,607,544	—	—	—	—	6,997,335
(a) The realized gain (loss) earned during the period was $(7,090,132).
(b) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2017 was $7,972,226.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
26	Columbia Alternative Beta Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 49.2%
Issuer	Shares	Value ($)
Consumer Discretionary 8.7%
Hotels, Restaurants & Leisure 2.1%
International Game Technology PLC(a)	7,379	150,310
Melco Resorts & Entertainment Ltd., ADR	8,929	195,991
Norwegian Cruise Line Holdings Ltd.(a),(b)	2,637	156,796
Royal Caribbean Cruises Ltd.(a)	6,519	811,355
Starbucks Corp.(a)	3,224	176,869
Yum China Holdings, Inc.(b)	5,017	177,401
Total		1,668,722
Household Durables 1.2%
Mohawk Industries, Inc.(a),(b)	2,675	677,096
Newell Brands, Inc.(a)	5,973	288,376
Total		965,472
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	1,532	227,288
Liberty Interactive Corp., Class A(a),(b)	18,495	409,109
Total		636,397
Leisure Products 0.1%
Hasbro, Inc.(a)	1,075	105,619
Media 1.8%
Charter Communications, Inc., Class A(a),(b)	97	38,658
Comcast Corp., Class A	13,158	534,347
DISH Network Corp., Class A(a),(b)	11,114	636,721
Liberty Global PLC, Class A(a),(b)	6,661	226,474
Total		1,436,200
Multiline Retail 0.1%
Macy’s, Inc.(a)	2,080	43,202
Specialty Retail 1.8%
Best Buy Co., Inc.	2,400	130,224
Burlington Stores, Inc.(a),(b)	1,675	145,943
Gap, Inc. (The)(a)	2,800	66,136
Home Depot, Inc. (The)(a)	4,494	673,516
Ulta Beauty, Inc.(a),(b)	1,611	356,047
Total		1,371,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Canada Goose Holdings, Inc.(a),(b)	15,125	265,141
PVH Corp.(a)	1,493	187,954
Ralph Lauren Corp.(a)	1,725	151,610
Total		604,705
Total Consumer Discretionary		6,832,183
Consumer Staples 2.6%
Food & Staples Retailing 0.6%
CVS Health Corp.(a)	1,389	107,425
SYSCO Corp.(a)	4,877	256,872
Wal-Mart Stores, Inc.(a)	843	65,813
Total		430,110
Food Products 0.9%
Archer-Daniels-Midland Co.	3,500	144,620
ConAgra Foods, Inc.(a)	4,350	141,201
Lamb Weston Holdings, Inc.(a)	5,728	260,509
Pilgrim’s Pride Corp.(a),(b)	5,771	169,956
Total		716,286
Household Products 0.5%
Energizer Holdings, Inc.(a)	9,729	429,535
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A(a)	1,171	71,232
Tobacco 0.5%
Philip Morris International, Inc.	3,487	407,735
Total Consumer Staples		2,054,898
Energy 2.4%
Energy Equipment & Services 0.3%
Oceaneering International, Inc.(a)	2,700	60,885
Patterson-UTI Energy, Inc.	9,712	155,101
Total		215,986
Oil, Gas & Consumable Fuels 2.1%
ConocoPhillips (a)	3,462	151,151
CONSOL Energy, Inc.(a),(b)	9,600	139,680
Continental Resources, Inc.(b)	4,645	157,558
Marathon Oil Corp.	12,238	136,087
Murphy Oil Corp.(a)	6,556	148,559
RSP Permian, Inc.(a),(b)	14,214	446,035

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.(a)	2,200	149,820
Whiting Petroleum Corp.(b)	30,200	134,994
World Fuel Services Corp.(a)	2,129	73,536
WPX Energy, Inc.(a),(b)	14,392	143,776
Total		1,681,196
Total Energy		1,897,182
Financials 7.9%
Banks 4.0%
Bank of America Corp.(a)	20,983	501,284
Bank of the Ozarks(a)	12,124	520,847
Citigroup, Inc.(a)	8,456	575,262
Citizens Financial Group, Inc.(a)	4,150	137,489
First Horizon National Corp.	25,516	439,130
PacWest Bancorp	4,825	217,849
Popular, Inc.(a)	3,600	143,676
Regions Financial Corp.(a)	9,900	139,689
Signature Bank(a),(b)	2,796	358,839
Zions Bancorporation(a)	3,257	142,200
Total		3,176,265
Capital Markets 0.8%
Bank of New York Mellon Corp. (The)(a)	6,032	315,353
Lazard Ltd., Class A(a)	3,516	150,801
S&P Global, Inc.(a)	996	153,713
Total		619,867
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a),(b)	2,141	387,864
Insurance 1.7%
Aflac, Inc.(a)	9,366	773,163
Allstate Corp. (The)(a)	711	64,346
Hanover Insurance Group, Inc. (The)(a)	2,246	220,512
Old Republic International Corp.(a)	7,600	145,084
Unum Group	2,550	122,859
Total		1,325,964
Thrifts & Mortgage Finance 0.9%
Radian Group, Inc.(a)	41,496	726,180
Total Financials		6,236,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 4.9%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(b)	2,429	345,914
Puma Biotechnology, Inc.(a),(b)	1,546	143,005
TESARO, Inc.(a),(b)	2,113	272,873
Vertex Pharmaceuticals, Inc.(a),(b)	1,628	261,359
Total		1,023,151
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	2,500	155,100
Nevro Corp.(a),(b)	1,944	167,534
Quotient Ltd.(b)	29,706	114,665
STERIS PLC(a)	1,725	150,351
Varian Medical Systems, Inc.(a),(b)	417	44,306
Total		631,956
Health Care Providers & Services 1.9%
Centene Corp.(a),(b)	1,721	152,911
CIGNA Corp.(a)	2,662	484,644
Envision Healthcare Corp.(a),(b)	3,845	201,516
Express Scripts Holding Co.(a),(b)	2,360	148,255
Humana, Inc.(a)	1,861	479,431
WellCare Health Plans, Inc.(a),(b)	328	57,295
Total		1,524,052
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	1,205	77,988
Pharmaceuticals 0.8%
Allergan PLC	1,573	360,972
Mallinckrodt PLC(a),(b)	3,850	158,158
Perrigo Co. PLC	1,117	88,198
Total		607,328
Total Health Care		3,864,475
Industrials 6.3%
Aerospace & Defense 1.0%
Boeing Co. (The)(a)	622	149,069
L3 Technologies, Inc.(a)	3,463	628,465
Total		777,534

2	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.1%
American Airlines Group, Inc.	8,717	389,999
Copa Holdings SA, Class A	284	35,236
Southwest Airlines Co.(a)	2,050	106,887
United Continental Holdings, Inc.(a),(b)	4,712	291,955
Total		824,077
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.(a)	11,200	143,920
Construction & Engineering 0.2%
Fluor Corp.(a)	3,750	144,637
Electrical Equipment —%
Rockwell Automation, Inc.(a)	40	6,562
Industrial Conglomerates 0.9%
Carlisle Companies, Inc.(a)	7,156	677,602
Machinery 2.5%
Allison Transmission Holdings, Inc.	3,850	133,711
Crane Co.(a)	1,031	76,531
Cummins, Inc.(a)	2,394	381,556
Gardner Denver Holdings, Inc.(a),(b)	6,247	146,742
Graco, Inc.(a)	1,275	147,275
Ingersoll-Rand PLC(a)	1,700	145,163
REV Group, Inc.(a)	7,081	178,370
Snap-On, Inc.(a)	1,927	284,367
Toro Co. (The)(a)	2,025	124,902
Xylem, Inc.(a)	6,106	379,000
Total		1,997,617
Professional Services —%
Robert Half International, Inc.(a)	450	20,385
Road & Rail 0.2%
Union Pacific Corp.(a)	1,734	182,590
Trading Companies & Distributors 0.2%
WW Grainger, Inc.(a)	944	153,466
Total Industrials		4,928,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.3%
Communications Equipment 0.4%
F5 Networks, Inc.(a),(b)	1,239	147,912
Juniper Networks, Inc.(a)	5,200	144,196
Total		292,108
Electronic Equipment, Instruments & Components 0.2%
Trimble Navigation Ltd.(b)	3,950	152,786
Internet Software & Services 1.3%
Akamai Technologies, Inc.(b)	7,171	338,113
Alphabet, Inc., Class A(b)	490	468,067
LogMeIn, Inc.(a)	552	63,149
VeriSign, Inc.(a),(b)	1,460	151,475
Total		1,020,804
IT Services 2.2%
Booz Allen Hamilton Holdings Corp.(a)	12,807	436,847
FleetCor Technologies, Inc.(a),(b)	2,584	371,501
MasterCard, Inc., Class A(a)	1,146	152,762
Visa, Inc., Class A(a)	7,233	748,760
Total		1,709,870
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.(a)	2,330	587,323
MACOM Technology Solutions Holdings, Inc.(a),(b)	8,251	375,751
Marvell Technology Group Ltd.(a)	9,400	168,354
Micron Technology, Inc.(a),(b)	6,748	215,734
Microsemi Corp.(a),(b)	2,404	121,113
ON Semiconductor Corp.(a),(b)	8,900	152,012
Total		1,620,287
Software 0.7%
Cadence Design Systems, Inc.(a),(b)	2,027	79,641
Electronic Arts, Inc.(a),(b)	2,945	357,817
Fortinet, Inc.(a),(b)	4,048	154,634
Total		592,092
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.(a)	3,477	570,228
Electronics for Imaging, Inc.(a),(b)	14,823	527,106
Total		1,097,334
Total Information Technology		6,485,281

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.3%
Chemicals 1.0%
Cabot Corp.(a)	1,587	83,603
Dow Chemical Co. (The)	5,650	376,573
LyondellBasell Industries NV, Class A(a)	1,656	150,017
PPG Industries, Inc.(a)	1,356	141,458
Total		751,651
Construction Materials 0.1%
Eagle Materials, Inc.(a)	878	85,385
Containers & Packaging 1.0%
Berry Global Group, Inc.(a),(b)	1,300	73,112
International Paper Co.(a)	10,980	591,493
Packaging Corp. of America(a)	1,345	151,191
Total		815,796
Metals & Mining 0.2%
Tahoe Resources, Inc.	33,642	160,472
Paper & Forest Products —%
Domtar Corp.	333	13,467
Total Materials		1,826,771
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Homes 4 Rent, Class A	6,286	139,298
American Tower Corp.(a)	950	140,647
CoreCivic, Inc.(a)	3,102	83,134
Coresite Realty Corp.	6,285	746,407
Equity LifeStyle Properties, Inc.(a)	9,144	815,187
Park Hotels & Resorts, Inc.(a)	5,700	152,133
SBA Communications Corp.(a),(b)	1,075	165,066
Total		2,241,872
Total Real Estate		2,241,872
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
BCE, Inc.(a)	3,953	188,005
Total Telecommunication Services		188,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.7%
Electric Utilities 1.7%
American Electric Power Co., Inc.(a)	9,725	716,052
Xcel Energy, Inc.(a)	13,142	650,529
Total		1,366,581
Multi-Utilities 1.0%
NiSource, Inc.(a)	27,760	745,911
Total Utilities		2,112,492
Total Common Stocks (Cost $37,894,493)		38,667,689

Corporate Bonds & Notes 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 6.7%
Bank of America Corp.(c),(d)
12/31/2049	8.125%	380,000	392,885
Junior Subordinated
12/31/2049	8.000%	265,000	269,654
BankBoston Capital Trust IV(d)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.819%	305,000	286,635
Citigroup, Inc.(c),(d)
Junior Subordinated
12/31/2049	5.800%	375,000	389,798
First Maryland Capital I(d)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.304%	35,000	32,970
Huntington Capital Trust I(d)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.011%	55,000	49,642
JPMorgan Chase & Co.(c),(d)
Junior Subordinated
04/29/2049	7.900%	385,000	396,641
12/31/2049	5.300%	380,000	393,644
JPMorgan Chase Capital XXI(d)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.261%	323,000	300,149
KeyCorp Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.039%	457,000	425,606

4	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MBNA Capital B(d)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	3,000	2,834
Mellon Capital IV(d)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	114,000	103,387
NTC Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.824%	141,000	131,822
NTC Capital II(d)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.894%	106,000	98,656
Royal Bank of Scotland Group PLC(d)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	355,000	356,685
State Street Corp.(d)
3-month USD LIBOR + 1.000% 06/15/2047	2.246%	435,000	397,349
SunTrust Capital I(d)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	237,000	219,245
SunTrust Capital III(d)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.896%	217,000	197,759
Wachovia Capital Trust II(d)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.804%	425,000	398,133
Wells Fargo & Co.(c),(d)
Junior Subordinated
03/29/2049	7.980%	380,000	390,782
Total			5,234,276
Cable and Satellite 0.6%
NBCUniversal Enterprise Inc.(e)
Junior Subordinated
12/31/2049	5.250%	475,000	505,369
Diversified Manufacturing 0.5%
General Electric Co.(c),(d)
Junior Subordinated
12/31/2049	5.000%	360,000	379,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Capital Holdings, Inc.(c),(d)
Junior Subordinated
09/01/2067	4.664%	390,000	390,289
Life Insurance 0.5%
Genworth Holdings, Inc.
05/22/2018	6.515%	390,000	395,060
Midstream 1.0%
Enterprise Products Operating LLC(d)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.018%	400,000	400,603
Enterprise Products Operating LLC(c),(d)
Junior Subordinated
08/16/2077	5.250%	425,000	424,841
Total			825,444
Oil Field Services 1.0%
Noble Holding International Ltd.(c),(d)
03/16/2018	5.750%	825,000	830,009
Property & Casualty 0.4%
Chubb Corp. (The)(d)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.554%	300,000	298,799
Transportation Services 0.4%
Hertz Corp. (The)
04/15/2019	6.750%	300,000	298,538
Total Corporate Bonds & Notes (Cost $9,176,999)			9,157,638

Exchange-Traded Funds 12.0%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN	48,688	1,134,917
iShares iBoxx $ High Yield Corporate Bond ETF	21,343	1,890,990
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,782	1,189,589
iShares JPMorgan USD Emerging Markets Bond ETF	8,278	969,271
iShares TIPS Bond ETF	20,681	2,370,456
Vanguard Mortgage-Backed Securities ETF	14,854	787,856
Vanguard REIT ETF	13,171	1,106,891
Total Exchange-Traded Funds (Cost $9,260,192)		9,449,970

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Money Market Funds 50.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(f),(g)	39,295,011	39,295,011
Total Money Market Funds (Cost $39,294,936)		39,295,011
Total Investments (Cost $95,626,620)		96,570,308

Investments Sold Short (48.9)

Common Stocks (48.9)%
Issuer	Shares	Value ($)
Consumer Discretionary (8.6)%
Auto Components (0.6)%
Autoliv, Inc.	(4,074)	(442,518)
Automobiles (0.4)%
Ford Motor Co.	(11,620)	(128,169)
Tesla Motors, Inc.(b)	(516)	(183,644)
Total		(311,813)
Distributors (0.2)%
Genuine Parts Co.	(1,463)	(121,180)
Hotels, Restaurants & Leisure (2.5)%
Cheesecake Factory, Inc. (The)	(2,021)	(83,730)
Chipotle Mexican Grill, Inc.(b)	(220)	(69,676)
Darden Restaurants, Inc.	(1,677)	(137,665)
Dunkin’ Brands Group, Inc.	(8,074)	(416,295)
Hyatt Hotels Corp., Class A(b)	(6,052)	(360,155)
Las Vegas Sands Corp.	(6,907)	(429,685)
Marriott International, Inc., Class A	(2,278)	(235,955)
Starbucks Corp.	(2,050)	(112,463)
Vail Resorts, Inc.	(520)	(118,534)
Total		(1,964,158)
Internet & Direct Marketing Retail (0.2)%
Amazon.com, Inc.(b)	(38)	(37,263)
Netflix, Inc.(b)	(659)	(115,134)
Total		(152,397)
Leisure Products (0.1)%
Mattel, Inc.	(6,000)	(97,320)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Media (1.3)%
Madison Square Garden Co. (The), Class A(b)	(170)	(36,126)
New York Times Co. (The)	(16,068)	(299,668)
Pearson PLC	(26,086)	(203,471)
Walt Disney Co. (The)	(2,940)	(297,528)
WPP PLC, ADR	(2,186)	(200,653)
Total		(1,037,446)
Multiline Retail (0.3)%
Target Corp.	(4,664)	(254,328)
Specialty Retail (1.9)%
Advance Auto Parts, Inc.	(65)	(6,363)
Best Buy Co., Inc.	(2,480)	(134,565)
CarMax, Inc.(b)	(1,751)	(117,580)
DSW, Inc., Class A	(10,830)	(200,680)
Murphy USA, Inc.(b)	(1,550)	(99,913)
Penske Automotive Group, Inc.	(2,771)	(117,379)
Tiffany & Co.	(1,110)	(101,454)
Tractor Supply Co.	(9,567)	(569,332)
Urban Outfitters, Inc.(b)	(7,529)	(153,893)
Total		(1,501,159)
Textiles, Apparel & Luxury Goods (1.1)%
Michael Kors Holdings Ltd.(b)	(4,860)	(205,189)
Nike, Inc., Class B	(4,053)	(214,039)
Ralph Lauren Corp.	(2,484)	(218,319)
Under Armour, Inc., Class A(b)	(7,949)	(128,376)
Under Armour, Inc., Class C(b)	(7,254)	(109,536)
Total		(875,459)
Total Consumer Discretionary		(6,757,778)
Consumer Staples (2.7)%
Beverages (1.2)%
Brown-Forman Corp., Class B	(5,399)	(286,363)
Coca-Cola Co. (The)	(9,547)	(434,866)
Constellation Brands, Inc., Class A	(512)	(102,451)
Monster Beverage Corp.(b)	(2,100)	(117,222)
Total		(940,902)

6	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(1,025)	(108,055)
Rite Aid Corp.(b)	(30,540)	(73,907)
Total		(181,962)
Food Products (0.8)%
ConAgra Foods, Inc.	(6,711)	(217,839)
Hain Celestial Group, Inc. (The)(b)	(2,778)	(111,731)
Kraft Heinz Co. (The)	(1,366)	(110,305)
McCormick & Co., Inc.	(1,622)	(154,301)
Total		(594,176)
Household Products (0.3)%
Clorox Co. (The)	(1,727)	(239,241)
Personal Products (0.2)%
Coty, Inc., Class A	(6,740)	(111,749)
Estee Lauder Companies, Inc. (The), Class A	(777)	(83,132)
Total		(194,881)
Total Consumer Staples		(2,151,162)
Energy (2.5)%
Energy Equipment & Services (1.0)%
Diamond Offshore Drilling(b)	(14,246)	(161,834)
National Oilwell Varco, Inc.	(11,474)	(351,907)
Oceaneering International, Inc.	(10,043)	(226,470)
Weatherford International PLC(b)	(16,826)	(64,444)
Total		(804,655)
Oil, Gas & Consumable Fuels (1.5)%
Cheniere Energy, Inc.(b)	(2,692)	(115,191)
Diamondback Energy, Inc.(b)	(1,150)	(104,409)
Extraction Oil & Gas, Inc.(b)	(9,400)	(123,516)
Gulfport Energy Corp.(b)	(8,752)	(109,663)
Kosmos Energy Ltd.(b)	(15,600)	(109,824)
Marathon Oil Corp.	(21,228)	(236,055)
ONEOK, Inc.	(2,100)	(113,736)
Parsley Energy, Inc.(b)	(4,566)	(114,378)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
RSP Permian, Inc.(b)	(3,500)	(109,830)
WPX Energy, Inc.(b)	(7,100)	(70,929)
Total		(1,207,531)
Total Energy		(2,012,186)
Financials (8.1)%
Banks (3.5)%
Bank of the Ozarks	(2,601)	(111,739)
Cullen/Frost Bankers, Inc.	(3,632)	(305,814)
East West Bancorp, Inc.	(5,642)	(312,398)
Fifth Third Bancorp	(12,662)	(330,858)
First Republic Bank	(1,100)	(106,755)
FNB Corp.	(5,500)	(69,795)
M&T Bank Corp.	(2,555)	(377,782)
Pinnacle Financial Partners, Inc.	(1,790)	(111,338)
Prosperity Bancshares, Inc.	(1,700)	(101,575)
Regions Financial Corp.	(24,693)	(348,418)
Signature Bank(b)	(825)	(105,881)
Toronto-Dominion Bank (The)	(8,494)	(455,363)
Total		(2,737,716)
Capital Markets (2.6)%
Affiliated Managers Group, Inc.	(558)	(98,593)
CBOE Holdings, Inc.	(1,083)	(109,264)
Charles Schwab Corp. (The)	(2,600)	(103,740)
Cme Group, Inc.	(3,564)	(448,351)
Factset Research Systems, Inc.	(2,048)	(321,905)
Franklin Resources, Inc.	(9,324)	(403,076)
IntercontinentalExchange Group, Inc.	(1,115)	(72,107)
Moody’s Corp.	(300)	(40,209)
State Street Corp.	(1,771)	(163,800)
Thomson Reuters Corp.	(5,989)	(273,637)
Total		(2,034,682)
Insurance (1.9)%
Alleghany Corp.(b)	(185)	(104,113)
Aon PLC	(2,802)	(389,926)
Cincinnati Financial Corp.	(1,400)	(107,576)
Everest Re Group Ltd.	(1,614)	(407,503)
Markel Corp.(b)	(105)	(110,459)

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.	(2,241)	(140,107)
Willis Towers Watson PLC	(1,356)	(201,325)
Total		(1,461,009)
Thrifts & Mortgage Finance (0.1)%
TFS Financial Corp.	(7,175)	(110,352)
Total Financials		(6,343,759)
Health Care (4.7)%
Biotechnology (1.0)%
Alkermes PLC(b)	(3,490)	(177,222)
Amgen, Inc.	(1,596)	(283,721)
Avexis, Inc.(b)	(1,157)	(108,006)
Portola Pharmaceuticals, Inc.(b)	(1,862)	(118,144)
United Therapeutics Corp.(b)	(818)	(106,995)
Total		(794,088)
Health Care Equipment & Supplies (0.9)%
ABIOMED, Inc.(b)	(708)	(106,766)
Becton Dickinson and Co.	(835)	(166,532)
Boston Scientific Corp.(b)	(4,200)	(115,710)
Dexcom, Inc.(b)	(1,550)	(115,646)
Hologic, Inc.(b)	(2,850)	(110,010)
Stryker Corp.	(681)	(96,273)
Total		(710,937)
Health Care Providers & Services (0.5)%
Aetna, Inc.	(710)	(111,967)
Laboratory Corp. of America Holdings(b)	(49)	(7,687)
Lifepoint Hospitals, Inc.(b)	(2,272)	(131,662)
Universal Health Services, Inc., Class B	(1,025)	(110,833)
Total		(362,149)
Health Care Technology (0.7)%
Cerner Corp.(b)	(8,182)	(554,576)
Life Sciences Tools & Services (0.5)%
Bio-Techne Corp.	(798)	(98,776)
Quintiles IMS Holdings, Inc.(b)	(3,458)	(332,072)
Total		(430,848)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals (1.1)%
Johnson & Johnson	(1,497)	(198,158)
Mylan NV(b)	(5,657)	(178,082)
Novartis AG, ADR	(2,430)	(204,825)
Zoetis, Inc.	(4,723)	(296,132)
Total		(877,197)
Total Health Care		(3,729,795)
Industrials (6.4)%
Aerospace & Defense (0.3)%
BWX Technologies, Inc.	(1,695)	(92,750)
Northrop Grumman Corp.	(140)	(38,109)
Wesco Aircraft Holdings, Inc.(b)	(14,741)	(123,825)
Total		(254,684)
Air Freight & Logistics (0.8)%
C.H. Robinson Worldwide, Inc.	(1,535)	(108,417)
United Parcel Service-cl B	(3,875)	(443,145)
XPO Logistics, Inc.(b)	(686)	(41,983)
Total		(593,545)
Airlines (0.1)%
Spirit Airlines, Inc.(b)	(3,135)	(106,747)
Building Products (0.9)%
AO Smith Corp.	(2,050)	(114,165)
Armstrong World Industries, Inc.(b)	(9,589)	(455,477)
Johnson Controls International PLC	(2,817)	(111,525)
Total		(681,167)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(2,068)	(111,858)
Construction & Engineering (0.2)%
Quanta Services, Inc.(b)	(3,156)	(113,395)
Electrical Equipment (0.6)%
Acuity Brands, Inc.	(560)	(99,002)
Emerson Electric Co.	(5,791)	(341,901)
Total		(440,903)

8	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (1.2)%
3M Co.	(2,059)	(420,695)
General Electric Co.	(3,385)	(83,102)
Roper Technologies, Inc.	(1,848)	(426,259)
Total		(930,056)
Machinery (0.9)%
Kennametal, Inc.	(11,367)	(397,845)
PACCAR, Inc.	(1,625)	(107,787)
Stanley Black & Decker, Inc.	(790)	(113,760)
Wabtec Corp.	(1,574)	(111,077)
Total		(730,469)
Marine (0.1)%
Kirby Corp.(b)	(1,802)	(112,805)
Professional Services (0.6)%
IHS Markit Ltd.(b)	(641)	(30,024)
Verisk Analytics, Inc.(b)	(5,093)	(412,788)
Total		(442,812)
Road & Rail (0.5)%
Heartland Express, Inc.	(17,609)	(390,392)
Trading Companies & Distributors (0.1)%
Air Lease Corp.	(2,605)	(105,867)
Total Industrials		(5,014,700)
Information Technology (8.2)%
Communications Equipment (0.4)%
CommScope Holding Co., Inc.(b)	(2,300)	(76,038)
EchoStar Corp., Class A(b)	(1,837)	(110,771)
Harris Corp.	(950)	(116,755)
Total		(303,564)
Electronic Equipment, Instruments & Components (1.0)%
Arrow Electronics, Inc.(b)	(475)	(37,729)
Avnet, Inc.	(2,963)	(114,283)
National Instruments Corp.	(5,544)	(223,922)
Vishay Intertechnology, Inc.	(24,035)	(425,420)
Total		(801,354)
Internet Software & Services (0.1)%
Zillow Group, Inc., Class A(b)	(2,320)	(92,614)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (1.6)%
Automatic Data Processing, Inc.	(1,936)	(206,126)
DST Systems, Inc.	(1,580)	(81,101)
Euronet Worldwide, Inc.(b)	(1,112)	(109,276)
Global Payments, Inc.	(375)	(35,809)
International Business Machines Corp.	(690)	(98,691)
Jack Henry & Associates, Inc.	(1,269)	(130,796)
Paychex, Inc.	(7,590)	(432,857)
Wex, Inc.(b)	(1,098)	(119,836)
Total		(1,214,492)
Semiconductors & Semiconductor Equipment (1.9)%
Advanced Micro Devices, Inc.(b)	(9,158)	(119,054)
Cavium, Inc.(b)	(1,800)	(113,958)
Cypress Semiconductor Corp.	(20,345)	(278,523)
Intel Corp.	(12,523)	(439,182)
Nvidia Corp.	(650)	(110,136)
NXP Semiconductors NV(b)	(924)	(104,375)
QUALCOMM, Inc.	(6,156)	(321,774)
Total		(1,487,002)
Software (1.6)%
Autodesk, Inc.(b)	(653)	(74,742)
CA, Inc.	(8,030)	(266,435)
Citrix Systems, Inc.(b)	(3,794)	(296,729)
FireEye, Inc.(b)	(7,800)	(115,206)
Intuit, Inc.	(2,113)	(298,884)
PTC, Inc.(b)	(2,050)	(114,800)
Ultimate Software Group, Inc.(b)	(570)	(114,513)
Total		(1,281,309)
Technology Hardware, Storage & Peripherals (1.6)%
Hewlett Packard Enterprise Co.	(16,840)	(304,130)
HP, Inc.	(13,470)	(257,008)
NetApp, Inc.	(10,007)	(386,871)
Xerox Corp.	(10,314)	(332,833)
Total		(1,280,842)
Total Information Technology		(6,461,177)

Columbia Diversified Absolute Return Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (2.4)%
Chemicals (1.4)%
Albemarle Corp.	(975)	(113,353)
Ecolab, Inc.	(3,232)	(430,826)
International Flavors & Fragrances, Inc.	(3,268)	(447,226)
WR Grace & Co.	(1,656)	(118,371)
Total		(1,109,776)
Construction Materials (0.2)%
Vulcan Materials Co.	(933)	(113,135)
Containers & Packaging (0.6)%
AptarGroup, Inc.	(1,886)	(157,688)
Ball Corp.	(2,849)	(113,932)
Sealed Air Corp.	(2,500)	(110,950)
Sonoco Products Co.	(2,037)	(98,306)
Total		(480,876)
Metals & Mining (0.2)%
Royal Gold, Inc.	(1,325)	(123,596)
Southern Copper Corp.	(850)	(34,595)
Total		(158,191)
Total Materials		(1,861,978)
Real Estate (2.5)%
Equity Real Estate Investment Trusts (REITS) (2.5)%
Equinix, Inc.	(250)	(117,103)
Federal Realty Investment Trust	(850)	(107,891)
Healthcare Trust of America, Inc., Class A	(3,800)	(118,066)
Kimco Realty Corp.	(21,425)	(420,358)
Life Storage, Inc.	(7,327)	(539,194)
Macerich Co. (The)	(1,900)	(100,263)
Pennsylvania Real Estate Investment Trust	(23,841)	(239,125)
Regency Centers Corp.	(1,700)	(109,344)
Welltower, Inc.	(2,611)	(191,177)
Total		(1,942,521)
Total Real Estate		(1,942,521)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services (0.4)%
Diversified Telecommunication Services (0.3)%
Telefonica SA, ADR	(9,776)	(105,287)
Verizon Communications, Inc.	(2,306)	(110,619)
Total		(215,906)
Wireless Telecommunication Services (0.1)%
Rogers Communications, Inc.	(1,933)	(100,845)
Total Telecommunication Services		(316,751)
Utilities (2.4)%
Electric Utilities (0.3)%
Southern Co. (The)	(4,545)	(219,342)
Multi-Utilities (1.6)%
Consolidated Edison, Inc.	(5,238)	(441,406)
Dominion Energy, Inc.	(5,595)	(440,718)
Sempra Energy	(2,177)	(256,734)
WEC Energy Group, Inc.	(1,600)	(104,352)
Total		(1,243,210)
Water Utilities (0.5)%
Aqua America, Inc.	(12,867)	(429,758)
Total Utilities		(1,892,310)
Total Common Stocks (Proceeds $38,404,392)		(38,484,117)
Total Investments Sold Short (Proceeds $38,404,392)		(38,484,117)
Total Investments, Net of Investments Sold Short		58,086,191
Other Assets & Liabilities, Net		20,550,208
Net Assets		78,636,399

At August 31, 2017, securities and/or cash totaling $49,806,006 were pledged as collateral.
10	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
635,173 USD	800,000 CAD	Barclays	09/15/2017	5,536	—
631,565 USD	600,000 CHF	Barclays	09/15/2017	—	(5,462)
580,195 USD	500,000 EUR	Barclays	09/15/2017	15,354	—
316,666 USD	35,334,000 JPY	Barclays	09/15/2017	4,895	—
441,132 USD	600,000 NZD	Barclays	09/15/2017	—	(10,412)
732,370 USD	1,000,000 SGD	Barclays	09/15/2017	5,160	—
100,000 CAD	79,388 USD	BNP Paribas	09/15/2017	—	(700)
100,000 NZD	73,498 USD	BNP Paribas	09/15/2017	1,711	—
1,881,554 SEK	228,297 USD	BNP Paribas	09/15/2017	—	(8,639)
317,024 USD	400,000 AUD	BNP Paribas	09/15/2017	917	—
315,730 USD	300,000 CHF	BNP Paribas	09/15/2017	—	(2,678)
906,807 USD	781,474 EUR	BNP Paribas	09/15/2017	24,005	—
1,913,777 USD	213,587,121 JPY	BNP Paribas	09/15/2017	29,994	—
136,757 USD	1,100,000 NOK	BNP Paribas	09/15/2017	5,065	—
618,196 USD	844,270 SGD	BNP Paribas	09/15/2017	4,479	—
49,811,000 SEK	6,148,178 USD	Citi	09/13/2017	—	(123,574)
107,011 USD	856,000 SEK	Citi	09/13/2017	769	—
700,000 NOK	88,847 USD	Citi	09/15/2017	—	(1,403)
100,000 NZD	74,752 USD	Citi	09/15/2017	2,965	—
561,044 USD	700,000 CAD	Citi	09/15/2017	—	(423)
401,280 USD	44,100,000 JPY	Citi	09/15/2017	56	—
6,000 AUD	4,768 USD	Credit Suisse	09/13/2017	—	(1)
3,684,342 USD	4,637,000 AUD	Credit Suisse	09/13/2017	1,482	—
500,000 AUD	396,249 USD	Credit Suisse	09/15/2017	—	(1,178)
700,000 CHF	736,837 USD	Credit Suisse	09/15/2017	6,383	—
992,104 EUR	1,151,421 USD	Credit Suisse	09/15/2017	—	(30,271)
200,000 GBP	261,002 USD	Credit Suisse	09/15/2017	2,291	—
37,700,000 JPY	337,759 USD	Credit Suisse	09/15/2017	—	(5,334)
4,500,000 SEK	546,093 USD	Credit Suisse	09/15/2017	—	(20,572)
844,270 SGD	618,137 USD	Credit Suisse	09/15/2017	—	(4,538)
813,305 USD	6,537,087 NOK	Credit Suisse	09/15/2017	29,514	—
73,519 USD	100,000 NZD	Credit Suisse	09/15/2017	—	(1,733)
402,608,000 JPY	3,685,613 USD	Deutsche Bank	09/13/2017	21,985	—
2,455,588 USD	1,901,000 GBP	Deutsche Bank	09/13/2017	3,290	—
100,000 CAD	79,395 USD	Deutsche Bank	09/15/2017	—	(694)
124,287,121 JPY	1,113,684 USD	Deutsche Bank	09/15/2017	—	(17,404)
6,937,087 NOK	863,042 USD	Deutsche Bank	09/15/2017	—	(31,349)
700,000 NZD	514,587 USD	Deutsche Bank	09/15/2017	12,081	—
1,583,982 USD	1,998,400 AUD	Deutsche Bank	09/15/2017	4,453	—
526,510 USD	500,000 CHF	Deutsche Bank	09/15/2017	—	(4,757)
244,488 USD	210,630 EUR	Deutsche Bank	09/15/2017	6,393	—
130,509 USD	100,000 GBP	Deutsche Bank	09/15/2017	—	(1,153)
1,187,492 USD	9,781,554 SEK	Deutsche Bank	09/15/2017	44,253	—
1,171,925 USD	1,600,000 SGD	Deutsche Bank	09/15/2017	8,123	—
45,000 NZD	32,963 USD	HSBC	09/13/2017	658	—
6,203,559 USD	8,516,000 NZD	HSBC	09/13/2017	—	(89,980)
898,400 AUD	712,074 USD	HSBC	09/15/2017	—	(2,022)
200,000 CAD	158,797 USD	HSBC	09/15/2017	—	(1,380)
300,000 CHF	315,856 USD	HSBC	09/15/2017	2,805	—
4,400,000 JPY	39,427 USD	HSBC	09/15/2017	—	(616)
1,700,000 NOK	211,507 USD	HSBC	09/15/2017	—	(7,672)
100,000 NZD	73,510 USD	HSBC	09/15/2017	1,724	—
600,000 SGD	439,454 USD	HSBC	09/15/2017	—	(3,064)
522,011 USD	400,000 GBP	HSBC	09/15/2017	—	(4,588)
303,522 USD	2,500,000 SEK	HSBC	09/15/2017	11,292	—
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
100,000 CHF	105,280 USD	Morgan Stanley	09/15/2017	930	—
18,000,000 JPY	161,285 USD	Morgan Stanley	09/15/2017	—	(2,526)
1,100,000 SEK	133,499 USD	Morgan Stanley	09/15/2017	—	(5,018)
2,382,000 CHF	2,472,365 USD	Standard Chartered	09/13/2017	—	(12,931)
3,123,000 EUR	3,687,373 USD	Standard Chartered	09/13/2017	—	(32,019)
2,458,547 USD	2,382,000 CHF	Standard Chartered	09/13/2017	26,749	—
1,225,594 USD	1,039,000 EUR	Standard Chartered	09/13/2017	11,821	—
32,250 USD	27,000 EUR	Standard Chartered	09/13/2017	—	(94)
100,000 AUD	79,843 USD	State Street	09/15/2017	358	—
200,000 CAD	158,786 USD	State Street	09/15/2017	—	(1,391)
1,300,000 CHF	1,352,355 USD	State Street	09/15/2017	—	(4,201)
100,000 NOK	12,435 USD	State Street	09/15/2017	—	(458)
105,264 USD	100,000 CHF	State Street	09/15/2017	—	(914)
243,654 USD	27,200,000 JPY	State Street	09/15/2017	3,882	—
661,681 USD	900,000 NZD	State Street	09/15/2017	—	(15,601)
434,388 USD	3,500,000 SEK	State Street	09/15/2017	6,350	—
951,913 USD	1,300,000 SGD	State Street	09/15/2017	6,876	—
3,086,000 CAD	2,478,348 USD	UBS	09/13/2017	6,865	—
1,594,000 CAD	1,268,422 USD	UBS	09/13/2017	—	(8,164)
3,685,486 USD	4,680,000 CAD	UBS	09/13/2017	62,582	—
300,000 AUD	237,760 USD	UBS	09/15/2017	—	(696)
200,000 CAD	158,788 USD	UBS	09/15/2017	—	(1,389)
300,000 GBP	391,563 USD	UBS	09/15/2017	3,496	—
135,834,000 JPY	1,216,944 USD	UBS	09/15/2017	—	(19,227)
4,800,000 SEK	582,456 USD	UBS	09/15/2017	—	(21,985)
3,300,000 SGD	2,416,568 USD	UBS	09/15/2017	—	(17,282)
210,590 USD	200,000 CHF	UBS	09/15/2017	—	(1,889)
621,876 USD	5,000,000 NOK	UBS	09/15/2017	22,768	—
Total				410,310	(527,382)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	18	09/2017	JPY	272,749,413	5,382	—
3-Month Euro Euribor	12	12/2017	EUR	3,009,750	329	—
Canadian Government 10-Year Bond	4	12/2017	CAD	557,435	958	—
EURO STOXX 50	8	09/2017	EUR	273,920	—	(4,318)
EURO STOXX 50	14	09/2017	EUR	479,360	—	(12,416)
Euro-Bund	8	12/2017	EUR	1,302,380	—	(680)
FTSE 100 Index	4	09/2017	GBP	297,300	4,207	—
FTSE 100 Index	4	09/2017	GBP	297,300	3,601	—
FTSE/MIB Index	2	09/2017	EUR	216,630	1,781	—
Hang Seng Index	2	09/2017	HKD	2,793,700	1,803	—
IBEX 35 Index	2	09/2017	EUR	206,060	—	(4,063)
Long Gilt	5	12/2017	GBP	648,075	4,105	—
Mini MSCI Emerging Markets Index	22	09/2017	USD	1,194,820	67,906	—
Mini MSCI Emerging Markets Index	14	09/2017	USD	760,340	55,305	—
MSCI Singapore IX ETS	15	09/2017	SGD	547,875	1,980	—
S&P 500 E-mini	27	09/2017	USD	3,334,635	55,256	—
S&P 500 E-mini	5	09/2017	USD	617,525	8,203	—
S&P/TSE 60 Index	6	09/2017	CAD	1,069,200	1,738	—
SPI 200 Index	5	09/2017	AUD	711,000	4,278	—
SPI 200 Index	4	09/2017	AUD	568,800	—	(2,001)
TOPIX Index	6	09/2017	JPY	97,260,000	9,861	—
TOPIX Index	4	09/2017	JPY	64,840,000	3,328	—
12	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	11	12/2017	USD	1,403,196	3,759	—
U.S. Treasury 5-Year Note	16	12/2017	USD	1,900,321	2,345	—
Total					236,125	(23,478)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euroyen	(15)	12/2017	JPY	(374,812,500)	—	(388)
Australian 10-Year Bond	(16)	09/2017	AUD	(2,058,404)	—	(6,961)
Banker’s Acceptance	(17)	12/2017	CAD	(4,186,675)	3,857	—
Canadian Government 10-Year Bond	(11)	12/2017	CAD	(1,532,945)	—	(6,435)
EURO STOXX 50	(27)	09/2017	EUR	(924,480)	25,435	—
FTSE 100 Index	(8)	09/2017	GBP	(594,600)	—	(12,958)
S&P 500 E-mini	(6)	09/2017	USD	(741,030)	—	(10,657)
S&P/TSE 60 Index	(4)	09/2017	CAD	(712,800)	7,578	—
U.S. Long Bond	(6)	12/2017	USD	(946,278)	—	(5,075)
Total					36,870	(42,474)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs Group, Inc.	Barclays	06/20/2022	1.000	Quarterly	USD	675,545	(9,071)	(1,370)	—	(8,855)	—	(1,586)
Weyerhaeuser Co.	Barclays	06/20/2022	1.000	Quarterly	USD	225,000	(5,392)	(456)	—	(5,970)	122	—
Time Warner, Inc.	Citi	06/20/2022	1.000	Quarterly	USD	291,000	(6,253)	(590)	—	(8,275)	1,432	—
General Electric Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	450,000	(13,539)	(913)	—	(14,059)	—	(393)
General Mills, Inc.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	135,000	(3,726)	(274)	—	(3,963)	—	(37)
Morgan Stanley	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	675,000	(10,800)	(1,369)	—	(9,768)	—	(2,401)
Honeywell International, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	225,000	(7,981)	(456)	—	(8,418)	—	(19)
Time Warner, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	194,000	(4,168)	(393)	—	(5,421)	860	—
Valero Energy Corp.	JPMorgan	06/20/2022	1.000	Quarterly	USD	450,000	(7,349)	(913)	—	(4,261)	—	(4,001)
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	480,000	(11,503)	(973)	—	(13,189)	713	—
Total								(7,707)	—	(82,179)	3,127	(8,437)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 28	Morgan Stanley	06/20/2022	5.000	Quarterly	USD	9,915,000	(112,755)	—	(707,852)	—	(112,755)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	5.561	USD	450,000	(4,263)	4,563	13,140	—	—	(12,840)
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	5.561	USD	450,000	(4,263)	4,563	16,453	—	—	(16,153)
iStar, Inc.	Barclays	06/20/2020	5.000	Quarterly	1.261	USD	115,000	11,710	1,166	12,012	—	864	—
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.484	USD	170,000	16,251	1,724	15,391	—	2,584	—
Valeant Pharmaceuticals International, Inc.	Barclays	06/20/2019	5.000	Quarterly	2.622	USD	450,000	18,724	4,562	5,252	—	18,034	—
Verizon Communications, Inc.	Barclays	12/20/2017	1.000	Quarterly	0.219	USD	347,000	831	704	731	—	804	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	4.877	USD	340,000	1,040	3,447	17,463	—	—	(12,976)
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	4.877	USD	340,000	1,040	3,447	18,746	—	—	(14,259)
Calpine Corp.	Citi	06/20/2020	5.000	Quarterly	1.832	USD	55,000	4,708	558	5,059	—	207	—
Freeport-McMoRan, Inc.	Citi	06/20/2020	1.000	Quarterly	0.852	USD	225,000	913	456	—	(3,649)	5,018	—
Glencore PLC	Citi	06/20/2019	5.000	Quarterly	0.398	USD	115,000	9,486	1,166	9,036	—	1,616	—
Kroger Co. (The)	Citi	12/20/2022	1.000	Quarterly	1.183	USD	450,000	(4,098)	913	—	(4,386)	1,201	—
Verizon Communications, Inc.	Citi	06/20/2022	1.000	Quarterly	0.680	USD	450,000	6,595	913	4,663	—	2,845	—
DISH DBS Corp.	Credit Suisse	06/20/2020	5.000	Quarterly	0.996	USD	225,000	24,649	2,281	23,969	—	2,961	—
Anadarko Petroleum Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.712	USD	450,000	3,565	913	5,533	—	—	(1,055)
Canadian Natural Resources Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.443	USD	225,000	3,460	456	3,078	—	838	—
DISH DBS Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.996	USD	115,000	12,598	1,166	12,606	—	1,158	—
DISH DBS Corp.	Goldman Sachs International	06/20/2022	5.000	Quarterly	2.436	USD	450,000	50,958	4,562	43,971	—	11,549	—
FirstEnergy Corp.	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.754	USD	450,000	5,085	913	3,239	—	2,759	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.852	USD	115,000	467	233	—	(2,256)	2,956	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.852	USD	115,000	467	233	—	(2,254)	2,954	—
Glencore PLC	Goldman Sachs International	06/20/2019	5.000	Quarterly	0.398	USD	115,000	9,486	1,166	9,036	—	1,616	—
iStar, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.261	USD	35,000	3,564	355	3,422	—	497	—
Kroger Co. (The)	Goldman Sachs International	06/20/2022	1.000	Quarterly	1.025	USD	135,000	(155)	274	—	(181)	300	—
NRG Energy, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.957	USD	115,000	12,738	1,166	11,369	—	2,535	—
Rite Aid Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	2.395	USD	340,000	23,754	3,447	29,293	—	—	(2,092)
Sprint Communications, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.224	USD	115,000	11,852	1,166	11,369	—	1,649	—
Targa Resources Partners LP/Finance Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.965	USD	340,000	324	689	3,701	—	—	(2,688)
United Rentals North America, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.656	USD	115,000	13,753	1,166	13,469	—	1,450	—
Verizon Communications, Inc.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.344	USD	225,000	2,647	456	2,488	—	615	—
Weatherford International Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	4.296	USD	115,000	(9,833)	233	—	(4,487)	—	(5,113)
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.911	USD	115,000	12,888	1,166	11,656	—	2,398	—
AT&T, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	0.684	USD	195,000	2,836	395	2,290	—	941	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.613	USD	340,000	31,256	3,447	17,755	—	16,948	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.613	USD	340,000	31,256	3,447	20,136	—	14,567	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.832	USD	115,000	9,844	1,166	10,244	—	766	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.832	USD	115,000	9,844	1,166	10,698	—	312	—
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.643	USD	115,000	(2,002)	233	—	—	—	(1,769)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.643	USD	115,000	(2,002)	233	156	—	—	(1,925)
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.742	USD	115,000	13,449	1,166	13,456	—	1,159	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	5.413	USD	450,000	(3,094)	4,562	—	(7,669)	9,137	—
Hess Corp.	JPMorgan	06/20/2022	1.000	Quarterly	1.808	USD	450,000	(16,309)	913	—	(18,206)	2,810	—
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.468	USD	480,000	11,818	973	13,188	—	—	(397)
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.484	USD	340,000	32,503	3,447	30,646	—	5,304	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.819	USD	115,000	13,172	1,166	13,456	—	882	—
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	2.395	USD	340,000	23,752	3,447	30,665	—	—	(3,466)
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.683	USD	450,000	6,554	913	7,140	—	327	—
14	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.656	USD	115,000	13,753	1,166	13,386	—	1,533	—
Canadian Natural Resources Ltd.	Morgan Stanley	06/20/2022	1.000	Quarterly	1.120	USD	450,000	(2,456)	913	—	(2,996)	1,453	—
Total									78,976	489,361	(46,084)	125,547	(74,733)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $505,369, which represents 0.64% of net assets.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	38,686,183	22,457,187	(21,848,359)	39,295,011	(45)	49	116,830	39,295,011
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	15

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	6,832,183	—	—	—	6,832,183
Consumer Staples	2,054,898	—	—	—	2,054,898
Energy	1,897,182	—	—	—	1,897,182
Financials	6,236,140	—	—	—	6,236,140
Health Care	3,864,475	—	—	—	3,864,475
16	Columbia Diversified Absolute Return Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	4,928,390	—	—	—	4,928,390
Information Technology	6,485,281	—	—	—	6,485,281
Materials	1,826,771	—	—	—	1,826,771
Real Estate	2,241,872	—	—	—	2,241,872
Telecommunication Services	188,005	—	—	—	188,005
Utilities	2,112,492	—	—	—	2,112,492
Total Common Stocks	38,667,689	—	—	—	38,667,689
Corporate Bonds & Notes	—	9,157,638	—	—	9,157,638
Exchange-Traded Funds	9,449,970	—	—	—	9,449,970
Money Market Funds	—	—	—	39,295,011	39,295,011
Total Investments	48,117,659	9,157,638	—	39,295,011	96,570,308
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,757,778)	—	—	—	(6,757,778)
Consumer Staples	(2,151,162)	—	—	—	(2,151,162)
Energy	(2,012,186)	—	—	—	(2,012,186)
Financials	(6,343,759)	—	—	—	(6,343,759)
Health Care	(3,729,795)	—	—	—	(3,729,795)
Industrials	(5,014,700)	—	—	—	(5,014,700)
Information Technology	(6,461,177)	—	—	—	(6,461,177)
Materials	(1,861,978)	—	—	—	(1,861,978)
Real Estate	(1,942,521)	—	—	—	(1,942,521)
Telecommunication Services	(316,751)	—	—	—	(316,751)
Utilities	(1,892,310)	—	—	—	(1,892,310)
Total Common Stocks	(38,484,117)	—	—	—	(38,484,117)
Total Investments Sold Short	(38,484,117)	—	—	—	(38,484,117)
Total Investments, Net of Investments Sold Short	9,633,542	9,157,638	—	39,295,011	58,086,191
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	410,310	—	—	410,310
Futures Contracts	272,995	—	—	—	272,995
Swap Contracts	—	128,674	—	—	128,674
Liability
Forward Foreign Currency Exchange Contracts	—	(527,382)	—	—	(527,382)
Futures Contracts	(65,952)	—	—	—	(65,952)
Swap Contracts	—	(195,925)	—	—	(195,925)
Total	9,840,585	8,973,315	—	39,295,011	58,108,911
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Diversified Absolute Return Fund | Quarterly Report 2017	17

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 20, 2017